--------------------------------------------------------------------------------

     CITIFUNDS(SM)
     ---------

--------------------------------------------------------------------------------



LARGE CAP
GROWTH PORTFOLIO

SEMI-ANNUAL REPORT
APRIL 30, 2000






--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     4
 ................................................................................
Portfolio Highlights                                                           5
 ................................................................................
Fund Performance                                                               6
 ................................................................................

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            7
 ................................................................................
Statement of Operations                                                        8
 ................................................................................
Statement of Changes in Net Assets                                             9
 ................................................................................
Financial Highlights                                                          10
 ................................................................................
Notes to Financial Statements                                                 12
 ................................................................................

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      15
 ................................................................................
Statement of Assets and Liabilities                                           17
 ................................................................................
Statement of Operations                                                       18
 ................................................................................
Statement of Changes in Net Assets                                            19
 ................................................................................
Financial Highlights                                                          20
 ................................................................................
Notes to Financial Statements                                                 21
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   During the past six months, the U.S. stock and bond markets experienced historic levels of volatility, leaving many investors with little or no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of both the U.S. and global economy, investor concerns regarding inflation and rising interest rates led to wide fluctuations in stock prices.

   Throughout the six-month period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Large Cap Growth Portfolio with the goal of achieving its investment objective: providing long-term capital growth.

   This report reviews the Portfolio's investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on, as well as its outlook for, the U.S. stock market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation in these challenging times for investors.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PERFORMANCE OF LARGE CAP GROWTH STOCKS DURING THE REPORTING PERIOD CAN BEST BE DESCRIBED IN 19TH CENTURY AUTHOR CHARLES DICKENS' FAMOUS WORDS AS BOTH "THE BEST OF TIMES AND THE WORST OF TIMES." (Growth stocks are shares of those companies that are expected to grow earnings faster than the overall market.) To many investors, the performance of stocks in the fourth quarter of 1999 was reflective of the "best of times." Many large cap growth stocks, especially technology and telecommunications stocks, rose sharply as investors drove up prices amid optimism about the so-called "New Economy," represented primarily by technology stocks in the biotechnology, communications, Internet and software industries.

   During the first quarter of 2000, however, investor optimism waned, triggering a decline in many share prices, resulting in what seemed like the "worst of times." The prices of many stocks, especially those in the technology sector, fell amid investors' concerns regarding the fundamentals and valuations of their issuers.

   IN THE OPINION OF MANAGEMENT, INVESTORS BEGAN TO CONCLUDE THAT SOME COMPANIES' STOCK PRICES MAY BE TOO HIGH RELATIVE TO FUNDAMENTALS SUCH AS REVENUES AND EARNINGS. THE HIGH LEVELS OF VOLATILITY OF THE U.S. STOCK MARKET TOOK PLACE AGAINST AN ECONOMIC BACKDROP OF ROBUST ECONOMIC GROWTH AND RISING INTEREST RATES. Strengthening economies worldwide encouraged many investors to believe that expanding global demand for goods and services would in turn fuel rising revenues and earnings for large U.S. companies.

   However, rising U.S. interest rates tended to have the opposite effect during the reporting period, dampening investor enthusiasm because of the adverse effects of higher financing costs that can negatively impact corporate earnings. Indeed, higher interest rates were the result of more restrictive monetary policies adopted by several central banks that became increasingly concerned that unsustainable economic growth might reignite inflationary pressures.

   In an attempt to reduce the rate of economic growth, the Federal Reserve Board raised short-term interest rates three times in 25-basis point* increments (to 6.00%) during the reporting period**. Despite these rate hikes, SEVERAL MAJOR U.S. STOCK MARKET INDEXES, INCLUDING THE STANDARD & POOR'S 500 INDEX ("S&P 500"),*** REACHED RECORD LEVELS BY THE END OF 1999. However, a closer examination revealed that many investors had already begun to turn their attention away from the large and well-known companies that had previously led the market and in which the Large Cap Growth Portfolio invests. Investors instead gravitated toward young and, for the most part, relatively unproven technology companies that they believed had great investment potential. Additionally, for the first time in several years, the small cap growth sector of the U.S. stock market outperformed the large cap growth sector during the reporting period. The value sector continued to underperform the overall market. (Value stocks are the shares

  * A basis point is .01% or one one-hundredth of one percent.
 ** Please note that on May 16,  2000,  after this letter was  written,  the Fed raised interest rates 50 basis points to 6.5%.
*** The S&P 500 is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

of those companies that are believed to be inexpensive compared to other companies with similar earnings or assets.)

   However, during the first quarter of 2000, the performance of the U.S. stock market dramatically changed. Faced with evidence that the U.S. economy was gaining momentum and that inflationary pressures were building, investor sentiment shifted dramatically. The prices of many large cap stocks fell sharply in January and February before recovering in early March. Between mid-March and the end of April, however, the market experienced a substantial correction. The tech-laden NASDAQ Composite Index**** fell by more than 30%, including a single-day drop of 10% on April 14, 2000. Shares of more seasoned "blue chip" (or so-called "Old Economy") companies declined less severely, reflected by the 7.18% return of the S&P 500.

   IN SPITE OF HIGHER MARKET VOLATILITY AND OFTEN VIOLENT SECTOR SWINGS, CITIFUNDS(SM) LARGE CAP GROWTH PORTFOLIO MAINTAINED ITS INVESTMENT FOCUS ON LARGE, HIGH-QUALITY GROWTH COMPANIES. The Portfolio's management follows a specific discipline which requires that a company have a track record of profitability to be considered for purchase, and avoids speculative companies without profits. The Portfolio's management uses fundamental analysis to discover today's large, profitable companies that it expects to perform well over the long term.

   Because of the Portfolio's stringent investment criteria and growth-oriented focus, the Portfolio's technology holdings were primarily in established market leaders in the technology sector. Rather than investing in some of the newer, fast-growing so-called "dot.com" and software businesses, management invested in those companies involved with the infrastructure of the Internet. While the Portfolio's telecommunications stocks performed competitively during the period, management later reduced the Portfolio's holdings in this area and took profits in regional and long-distance telephone companies.

   The Portfolio's holdings in the retail and financial sectors produced solid returns for the Portfolio. On the other hand, the Portfolio's performance during the period was hampered by holdings in the consumer products and health care sectors, both of which experienced slower earnings growth.

   THE PORTFOLIO'S MANAGEMENT EXPECTS THE HIGH LEVEL OF MARKET VOLATILITY TO CONTINUE THROUGH THE END OF 2000. Over the long term, however, management believes that conditions generally remain positive for well-known companies in the growth sector. And while no guarantees can be made, management also believes that when prevailing investor uncertainty dissipates, investors may once again favor large, well-established companies that grow profits consistently and have the ability to generate higher earnings in both the "New" and "Old" Economies.

****The NASDAQ Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

FUND FACTS

FUND OBJECTIVE

Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,                      DIVIDENDS
Large Cap Growth Portfolio               Paid semi-annually, if any
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
October 19, 1990                         Distributed annually, if any

NET ASSETS AS OF 4/30/00                 BENCHMARKS
Class A shares                           o Standard & Poor's Barra Growth Index*
$478.8 million                           o Lipper Growth Funds Average**
Class B shares
$28.0 million


 * The Standard & Poor's 500 Index ("S&P 500") is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The Standard & Poor's Barra Growth Index represents the growth stocks in the S&P 500.
** The Lipper Growth Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 2000
COMPANY, INDUSTRY                                               % OF NET ASSETS
General Electric Co., Conglomerates                                 7.91%
 ...............................................................................
Cisco Systems Inc., Computer & Telecommunications Equipment         7.17%
 ...............................................................................
Intel Corp., Semi-Conductors                                        6.69%
 ...............................................................................
Microsoft Corp., Computer Software                                  4.79%
 ...............................................................................
International Business Machines Corp.,
 Computer & Telecommunications Equipment                            4.40%
 ...............................................................................
Wal-Mart Stores Inc., Retail                                        3.97%
 ...............................................................................
Oracle Corp., Computer Software                                     3.77%
 ...............................................................................
Pfizer Inc., Healthcare                                             2.85%
 ...............................................................................
Sun Microsystems Inc., Computer & Telecommunications Equipment      2.80%
 ...............................................................................
Nortel Networks Corp., Computer & Telecommunications Equipment      2.71%
 ...............................................................................




PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 2000

[Table below represents Pie chart in its printed piece]


Consumer Non-Durable           1%
Finance                        7%
Commercial Serivices           4%
Retail                         9%
*Short-Term                    7%
Healthcare                    13%
Semi-Conductors               12%
Conglomerates                  8%
Communication Services         3%
Computer & Telecommunication
  Equipment                   23%
Computer Software             12%
Capital Goods/Producer
  Manufacturer                 1%


*Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                      ONE    FIVE    10/19/90
ALL PERIODS ENDED APRIL 30, 2000       SIX MONTHS**  YEAR   YEARS*  (INCEPTION)*
--------------------------------------------------------------------------------

CitiFunds Large Cap Growth Portfolio
  (Class A)  without sales charge         7.86%     14.18%   22.73%   18.33%

Lipper Growth Funds Average              16.83%     22.75%   23.27%   19.34%+
S&P Barra Growth Index                   10.83%     19.02%   30.20%   22.79%+
CitiFunds Large Cap Growth Portfolio
  (Class A)  with a maximum sales
   charge of 5.00%                        2.47%      8.47%   21.48%   17.69%
CitiFunds Large Cap Growth Portfolio
  (Class B) without deferred sales
   charge                                 7.50%     13.34%     --     11.04%#
Lipper Growth Funds Average              16.83%     22.75%     --     22.35%++
S&P Barra Growth Index                   10.83%     19.02%     --     19.60%++
CitiFunds Large Cap Growth Portfolio
  (Class B) with a maximum deferred
   sales charge of 5.00%                  2.13%      7.67%     --      6.81%#

 * Average Annual Total Return
** Not Annualized
 + From 10/31/90
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $47,277 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.


            [Table below represents line Chart in its printed piece]


          CitiFunds Large Cap    Lipper Growth      S&P Barra Growth
           Growth Portfolio         Funds                Index
               (Class A)           Average             (unmanaged)
          -------------------    -------------      ------------------

            10/19/90  9500           10000                10000
                      9354           10000                10000
                      9916           10660                10604
                     10007           11014                10941
                     10447           11690                11396
                     11220           12534                12280
                     11294           12938                12744
            4/30/91  11053           12922                12720
                     11806           13456                13200
                     11137           12795                12649
                     11791           13430                13325
                     12456           13838                13754
                     12034           13712                13453
                     12308           13993                13617
                     11781           13435                13270
                     13083           14921                15140
                     12871           14997                14608
                     13189           15208                14695
                     12840           14755                14354
            4/30/92  12893           14656                14506
                     12861           14738                14619
                     12451           14309                14316
                     12982           14821                14962
                     12621           14499                14790
                     12897           14724                14964
                     13226           15021                15189
                     13959           15769                15803
                     14077           16061                15907
                     14152           16259                15735
                     13950           16004                15608
                     14758           16447                15828
            4/30/93  14524           15937                15098
                     14939           16516                15636
                     14794           16566                15503
                     14602           16526                15183
                     15262           17225                15737
                     15305           17401                15497
                     15518           17643                16073
                     15326           17297                16062
                     15804           17797                16174
                     16124           18322                16520
                     15868           18036                16225
                     15163           17187                15475
            4/30/94  15441           17244                15545
                     15750           17310                15798
                     15298           16727                15462
                     15777           17169                15955
                     16169           17955                16807
                     15755           17632                16567
                     16049           17911                16953
                     15516           17239                16397
                     15740           17398                16680
                     15840           17520                17094
                     16397           18173                17761
                     16798           18678                18318
            4/30/95  16976           19061                18794
                     17522           19616                19467
                     17799           20420                20213
                     18362           21372                20858
                     18182           21537                20789
                     18733           22157                21816
                     18789           21825                21990
                     19801           22585                22782
                     20076           22664                23039
                     20601           23149                23920
                     20729           23672                24137
                     21103           23883                24036
            4/30/96  21266           24669                24505
                     21651           25323                25406
                     21890           24958                25724
                     20641           23475                24538
                     21195           24304                24901
                     22373           25682                26629
                     22385           25857                27207
                     23635           27398                29240
                     22854           27001                28564
                     24207           28381                30801
                     24044           27969                31059
                     22779           26646                29585
4/30/97              24720           27637                31972
                     25948           29682                33868
                     27217           30851                35585
                     29121           33446                38404
                     27164           32336                35850
                     28433           34134                37678
                     27944           32840                36544
                     29557           33392                38528
                     30026           33709                39002
                     30769           33867                40313
                     32933           36421                43114
                     34519           38024                45343
            4/30/98  34552           38476                45724
                     33660           37349                44805
                     36401           38705                47995
                     35923           37807                47966
                     31265           31614                41725
                     33594           33489                44517
                     35460           35860                48247
                     37475           38037                51516
                     41192           41031                55434
                     43005           42709                58819
                     40941           40971                56512
                     42843           42766                59249
            4/30/99  41407           44002                59134
                     39953           43192                57411
                     43023           45784                61519
                     41497           44584                59573
                     41982           44152                60399
                     41712           43410                59371
                     43830           45941                63477
                     45141           47935                66192
                     48268           52436                71092
                     45090           50396                66356
                     45069           52825                67749
                     49506           56127                74015
            4/30/00  47277           53674                70351



The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
==============================================================================
ASSETS:
Investment in Large Cap Growth Portfolio, at value (Note 1A)      $508,239,666
Receivable for shares of beneficial interest sold                       87,800
------------------------------------------------------------------------------
  Total assets                                                     508,327,466
------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                1,304,697
Payable to affiliates-- Management fees (Note 2)                        26,177
Accrued expenses and other liabilities                                 208,395
------------------------------------------------------------------------------
  Total liabilities                                                  1,539,269
------------------------------------------------------------------------------
NET ASSETS                                                        $506,788,197
==============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $367,094,953
Accumulated net investment loss                                       (950,819)
Unrealized appreciation                                             85,181,294
Undistributed net realized gain                                     55,462,769
------------------------------------------------------------------------------
  Total                                                           $506,788,197
==============================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($478,837,540/20,894,981 shares
 outstanding)                                                           $22.92
Offering Price per share ($22.92 O 0.95)                                $24.13*
==============================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
 ($27,950,657/1,232,076 shares outstanding)                             $22.69**
==============================================================================
*  Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (NOTE 1B):
Dividend Income from Large Cap Growth Portfolio       $ 1,689,257
Interest Income from Large Cap Growth Portfolio           280,957
Allocated Expenses from Large Cap Growth Portfolio     (1,694,782)
--------------------------------------------------------------------------------
                                                                      $  275,432
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                  804,120
Service fees Class A (Note 3)                             634,280
Service fees Class B (Note 3)                             143,280
Transfer agent fees                                       118,213
Shareholder reports                                        68,950
Legal fees                                                 24,360
Registration fees                                          19,540
Custody and fund accounting fees                           19,087
Audit fees                                                 10,868
Trustees fees                                              12,423
Other                                                      22,452
--------------------------------------------------------------------------------
  Total expenses                                        1,877,573
Less aggregate amount waived by the Manager (Note 2)     (651,322)
--------------------------------------------------------------------------------
  Net expenses                                                        1,226,251
--------------------------------------------------------------------------------
Net investment loss                                                    (950,819)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  LARGE CAP GROWTH PORTFOLIO:
Net realized gain                                      38,878,592
Unrealized appreciation                                 3,886,790
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Large Cap Growth Portfolio                                       42,765,382
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $41,814,563
================================================================================
See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                              APRIL 30, 2000       YEAR ENDED
                                                (Unaudited)     OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                           $   (950,819)         $ (1,917,877)
Net realized gain                               38,878,592            93,539,988
Unrealized appreciation                          3,886,790             4,631,674
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                               41,814,563            96,253,785
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                   --                    --
Net realized gain                              (73,988,765)          (35,754,369)
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                (73,988,765)          (35,754,369)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                49,525,168           171,779,784
Net asset value of shares issued to
  shareholders from reinvestment of
  distributions                                 69,566,803            35,750,664
Cost of shares repurchased                    (123,834,472)         (131,507,869)
--------------------------------------------------------------------------------
  Total Class A                                 (4,742,501)           76,022,579
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                 2,345,732            31,598,337
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                               3,676,334                    --
Cost of shares repurchased                      (4,474,913)           (4,342,786)
--------------------------------------------------------------------------------
  Total Class B                                  1,547,153            27,255,551
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   transactions in shares of beneficial
   interest                                     (3,195,348)          103,278,130
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (35,369,550)          163,777,546
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            542,157,747           378,380,201
--------------------------------------------------------------------------------
End of period (including overdistributed
  and undistributed net investment loss
  of $(950,819) and $0, respectively)         $506,788,197          $542,157,747
================================================================================

* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                              CLASS A
                      ------------------------------------------------------------------
                       SIX MONTHS                   TEN MONTHS
                         ENDED        YEAR ENDED      ENDED           YEAR ENDED
                        APRIL 30,     OCTOBER 31,   OCTOBER 31        DECEMBER 31,
                          2000       -------------     1997    -------------------------
                       (Unaudited)   1999     1998   (Note 1F)   1996     1995   1994++
========================================================================================
Net Asset Value,
  beginning of period    $ 24.42   $ 21.47  $ 21.14   $ 18.25  $ 17.20  $ 14.13  $ 14.80
----------------------------------------------------------------------------------------
Income From Operations:
Net investment
  income (loss)           (0.038)   (0.079)  (0.022)    0.031    0.122    0.211    0.173
Net realized and
  unrealized gain (loss)
  on investments           1.976     4.944    4.735     4.016    2.250    3.651   (0.245)
----------------------------------------------------------------------------------------
    Total from operations  1.938     4.865    4.713     4.047    2.372    3.862   (0.072)
----------------------------------------------------------------------------------------
Less Distributions From:
Net investment income         --        --   (0.012)   (0.030)  (0.118)  (0.210)  (0.169)
Net realized gain on
  investments             (3.438)   (1.915)  (4.371)   (1.127)  (1.204)  (0.582)  (0.429)
----------------------------------------------------------------------------------------
    Total distributions   (3.438)   (1.915)  (4.383)   (1.157)  (1.322)  (0.792)  (0.598)
----------------------------------------------------------------------------------------
Net Asset Value, end
  of period              $ 22.92   $ 24.42  $ 21.47   $ 21.14  $ 18.25  $ 17.20  $ 14.13
========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)       $478,837  $513,883 $378,380  $248,161 $228,954 $213,729 $183,975
Ratio of expenses to
  average net assets (A)   1.05%*    1.05%    1.05%     1.05%*   1.05%    1.05%    1.05%
Ratio of net investment
  income (loss) to
  average net assets     (0.31)%*  (0.34)%  (0.11)%     0.18%*   0.67%    1.30%    1.15%
Portfolio turnover (B)        --        --       --        --       --       --    1.00%
Total return               7.86%**  23.60%   26.90%    22.27%** 13.84%   27.55%  (0.41)%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share       $(0.068)  $(0.131) $(0.078)  $(0.023)  $0.067   $0.170   $0.136
RATIOS:
Expenses to average
  net assets (A)           1.29%*    1.27%    1.32%     1.35%*   1.35%    1.30%    1.29%
Net investment income
  (loss) to average
  net assets             (0.55)%*  (0.56)%  (0.38)%   (0.12)%*   0.37%    1.05%    0.91%
========================================================================================

 * Annualized.
** Not Annualized.
 + The per share amounts were computed using a monthly  average number of shares outstanding  during the year.
(A)Includes the Fund's share of Large Cap Growth Portfolio allocated expenses for the periods subsequent to May 1, 1994.
(B)Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
++ On May 1, 1994 the Fund began investing all of its investable assets in Large
   Cap Growth Portfolio.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                             -----------------------------------
                                                SIX MONTHS      JANUARY 4, 1999
                                                   ENDED        (COMMENCEMENT
                                             APRIL 30, 2000    OF OPERATIONS) TO
                                               (Unaudited)      OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning of period              $24.28             $22.73
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                               (0.124)            (0.206)
Net realized and unrealized gain on investments    1.972              1.756
--------------------------------------------------------------------------------
    Total from operations                          1.848               1.55
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                 --                 --
Net realized gain on investments                  (3.438)                --
--------------------------------------------------------------------------------
    Total distributions                           (3.438)                --
--------------------------------------------------------------------------------
Net Asset Value, end  of period                   $22.69             $24.28
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)        $27,951            $28,275
Ratio of expenses to average net assets (A)        1.80%*             1.80%*
Ratio of net investment loss to average net
  assets                                          (1.06)*           (1.13)%*
Total return                                       7.50%**            6.82%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                    $(0.153)           $(0.258)
RATIOS:
Expenses to average net assets (A)                 2.04%*             2.02%*
Net investment loss to average net assets        (1.30)%*           (1.35)%*
================================================================================
 *  Annualized.
**  Not Annualized.
 + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of Large Cap Growth Portfolio allocated expenses.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Large Cap Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (77% at April 30, 2000) in the net assets of the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor received $84,826 from sales of Class A and $53,957 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

   G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Fund's average daily net assets. The management fee amounted to $804,120 of which $651,322 was voluntarily waived for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $634,280 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Distribution fees for Class B shares amounted to $143,280 for the six months ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2000 aggregated $52,096,737 and $130,956,493, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                               Six Months Ended     Year Ended
                                                April 30, 2000      October 31,
                                                  (Unaudited)          1999
================================================================================
CLASS A
Shares sold                                        2,122,269        7,419,389
Shares issued to shareholders from
  reinvestment of distributions                    3,029,913        1,619,142
Shares repurchased                                (5,302,660)      (5,618,300)
--------------------------------------------------------------------------------
  Class A net increase (decrease)                   (150,478)       3,420,231
================================================================================
CLASS B*
Shares sold                                          100,832        1,349,188
Shares issued to shareholders from
  reinvestment of distributions                      161,313               --
Shares repurchased                                  (194,488)        (184,769)
--------------------------------------------------------------------------------
  Class B net increase                                67,657        1,164,419
================================================================================
* January 4, 1999 (Commencement of Operations)

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                             SHARES               VALUE
=============================================================-
COMMON STOCKS--92.8%
-------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 1.4%
-------------------------------------------------------------
American Power
  Conversion Corp.*                50,000       $   1,765,625
Tyco International Ltd.           164,000           7,533,750
                                                -------------
                                                    9,299,375
                                                -------------
COMPUTER SOFTWARE--11.5%
-------------------------------------------------------------
America Online Inc.*              236,000          14,115,750
Microsoft Corp.*                  446,600          31,150,350
National Instruments
  Corp.*                           38,000           1,852,500
Oracle Corp.*                     307,000          24,540,812
Yahoo Inc.*                        26,000           3,386,500
                                                -------------
                                                   75,045,912
                                                -------------
COMPUTER & TELECOMMUNICATIONS
EQUIPMENT--23.0%
-------------------------------------------------------------
Cisco Systems Inc.*               672,900          46,650,895
EMC Corp.*                        121,100          16,825,331
International Business
  Machines Corp.                  256,600          28,642,975
Lexmark International
  Group Inc.*                      23,000           2,714,000
Network Appliance Inc.*            53,000           3,918,688
Nortel Networks Corp.             156,000          17,667,000
Qualcomm Inc.*                     88,000           9,542,500
SCI Systems Inc.*                  36,000           1,917,000
Sun Microsystems Inc.*            198,000          18,203,625
Tellabs Inc.*                      63,000           3,453,188
                                                -------------
                                                  149,535,202
                                                -------------
COMMERCIAL SERVICES--3.5%
-------------------------------------------------------------
Automatic Data
  Processing Inc.                  71,000           3,820,688
Concord Inc.*                      84,000           1,879,500
Illinois Tool Works Inc.           54,000           3,459,375
Interpublic Group of
  Companies Inc.                   59,600           2,443,600
PayChex Inc.                       32,000           1,684,000
Time Warner Inc.                  106,000           9,533,375
                                                -------------
                                                   22,820,538
                                                -------------
COMMUNICATION SERVICES--3.1%
-------------------------------------------------------------
SBC Communications                337,000          14,764,812
Sprint Corp.*                      94,000           5,170,000
                                                -------------
                                                   19,934,812
                                                -------------
CONGLOMERATES--8.2%
-------------------------------------------------------------
General Dynamics Corp.             37,000           2,164,500
General Electric Co.              327,400          51,483,650
                                                -------------
                                                   53,648,150
                                                -------------
CONSUMER NON-DURABLES--1.1%
-------------------------------------------------------------
Pepsico Inc.                      188,000           6,897,250
                                                -------------
CONSUMER SERVICES--0.4%
-------------------------------------------------------------
Harley Davidson Inc.               62,000           2,468,375
                                                -------------
FINANCE--7.0%
-------------------------------------------------------------
American Express Co.               59,000           8,853,687
Bank of New York                  142,100           5,834,981
Charles Schwab Corp.               81,000           3,604,500
Federal Home Loan
  Mortgage Corp.                   64,000           2,964,250
Federal National
  Mortgage Association             99,000           6,040,267
Marsh & McLennan
  Company Inc.                     20,000           1,971,250
MBNA Corp.                        136,000           3,612,500
Morgan Stanley
  Dean Witter & Co.                98,000           7,521,500
Northern Trust Corp.               77,000           4,937,625
                                                -------------
                                                   45,340,560
                                                -------------
HEALTHCARE--13.0%
-------------------------------------------------------------
Abbott Labs                       174,000           6,688,125
Amgen Inc.*                       131,000           7,336,000
Biogen Inc.*                       34,000           1,999,625
Cardinal Health Inc.               41,000           2,257,562
Eli Lilly & Co.                    84,600           6,540,638
Johnson & Johnson                 169,700          14,000,250
Medtronic Inc.                    170,000           9,162,796
Pfizer Inc.                       440,000          18,535,000
Schering-Plough Corp.             182,200           7,344,938
Warner Lambert Co.                 92,681          10,548,256
                                                -------------
                                                   84,413,190
                                                -------------
RETAIL--8.6%
-------------------------------------------------------------
Bed Bath & Beyond Inc.*            58,100           2,131,544
GAP Inc.                          126,000           4,630,500
Home Depot                        228,500          12,810,281
Kohl's Corp.*                      92,000           4,416,000
Lowes Company Inc.                 57,000           2,821,500
WalGreen Co.                      129,000           3,628,125
Wal-Mart Stores Inc.              466,200          25,815,825
                                                -------------
                                                   56,253,775
                                                -------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)

ISSUER                             SHARES               VALUE
=============================================================-
SEMI-CONDUCTORS--12.0%
-------------------------------------------------------------
Applied Materials Inc. *           89,500         $ 9,112,219
Dallas Semiconductor
  Corp.                            40,000           1,717,500
Intel Corp.                       343,600          43,572,775
Linear Technologies Corp.          52,000           2,970,500
Micrel Inc.*                       14,000           1,211,000
Qlogic Corp.*                      21,000           2,106,562
Texas Instruments Inc.             93,000          15,147,375
Xilinx Inc.*                       33,500           2,453,875
                                                -------------
                                                   78,291,806
                                                -------------
TOTAL COMMON STOCKS
  (Identified Cost
  $464,169,453)                                   603,948,945
                                                -------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST--4.2%
-------------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  5.84% due 05/01/00
  proceeds at maturity
  $27,260,260
  (collateralized by
  $9,500,000 Federal Home
  Loan Mortgage 6.75% due
  2/15/02 valued at
  $9,583,125; $10,000,000
  Freddie Mac 6.44% due
  8/21/01, valued at
  $9,948,260 and
  $8,110,000 Federal
  National Mortgage 5.72%
  due 1/09/01, value at
  $8,191,000)                                    $ 27,247,000
                                                -------------
TOTAL INVESTMENTS
  (Identified Cost
  $491,416,453)                      97.0%        631,195,945
OTHER ASSETS,
  LESS LIABILITIES                    3.0          19,674,234
                                    -----       -------------
 NET ASSETS                         100.0%       $650,870,179
                                    =====       =============

* Non-income producing security

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $491,416,453)     $631,195,945
Cash                                                                        473
Receivable for investments sold                                      39,955,808
Dividends and interest receivable                                       331,732
--------------------------------------------------------------------------------
  Total assets                                                      671,483,958
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    19,870,564
Payable to affiliates-- Management fees (Note 2)                        324,991
Accrued expenses and other liabilities                                  418,224
--------------------------------------------------------------------------------

  Total liabilities                                                  20,613,779
--------------------------------------------------------------------------------
Net Assets                                                         $650,870,179
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $650,870,179
================================================================================

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                   $ 2,170,088
Interest income                                       360,756
--------------------------------------------------------------------------------
  Total investment income                                          $ 2,530,844
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            2,072,328
Custody and fund accounting fees                       54,402
Legal fees                                             17,002
Audit fees                                             13,945
Trustees fees                                          11,230
Other                                                   6,846
--------------------------------------------------------------------------------
  Total expenses                                                     2,175,753
--------------------------------------------------------------------------------
Net investment income                                                  355,091
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions     49,909,264
Unrealized appreciation of investments              5,797,574
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                 55,706,838
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $56,061,929
================================================================================


See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                     APRIL 30, 2000  OCTOBER 31,
                                                       (Unaudited)      1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                  $  355,091    $  286,398
Net realized gain on investment transactions           49,909,264   130,508,299
Unrealized appreciation of investments                  5,797,574    16,171,002
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      56,061,929   146,965,699
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                            82,321,931   301,816,661
Value of withdrawals                                 (190,813,892) (356,386,616)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                               (108,491,961)  (54,569,955)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                (52,430,032)   92,395,744
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   703,300,211   610,904,467
--------------------------------------------------------------------------------
End of period                                        $650,870,179  $703,300,211
================================================================================


See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               TEN MONTHS                         MAY 1, 1994
                              SIX MONTHS        YEAR ENDED        ENDED         YEAR ENDED       (COMMENCEMENT
                                 ENDED          OCTOBER 31,    OCTOBER 31,      DECEMBER 31,     OF OPERATIONS)
                             APRIL 30, 2000   ---------------      1997       ----------------   TO DECEMBER 31,
                              (Unaudited)     1999       1998   (Note 1F)      1996       1995        1994
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period
  (000's omitted)                $650,870   $703,300   $610,904  $324,913    $288,562   $246,158     $186,685
Ratio of expenses
  to average
  net assets                        0.63%*     0.67%      0.71%     0.60%*      0.60%      0.60%        0.60%*
Ratio of net
  investment income
  to average
  net assets                        0.10%*     0.04%      0.23%     0.62%*      1.10%      1.73%        1.81%*
Portfolio turnover                    49%       108%        53%      103%         90%        67%          35%
================================================================================================================

* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank amounted to $2,072,328 for the six months ended April 30, 2000. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $326,425,959  and   $464,288,210,
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $491,416,453
================================================================================
Gross unrealized appreciation                                      $159,480,900
Gross unrealized depreciation                                       (19,701,408)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $139,779,492
================================================================================

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $1,049. Since the line of credit was established, there have been no borrowings.

                       This page intentionally left blank.

TRUSTEES AND OFFICERS
C. Oscar Morong Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
E. Kirby Warren
William S. Woods Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT MANAGER
*** TRUSTEE EMERITUS

INVESTMENT MANAGER
(of Large Cap Growth Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

================================================================================
              THE CITIFUNDS FAMILY

              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Growth &Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp  [GRAPHIC OMITTED] Printed on recycled paper         CFS/GI/400

================================================================================
           CITIFUNDS(SM)
--------------------
================================================================================


SMALL CAP
GROWTH

SEMI-ANNUAL REPORT      PORTFOLIO
APRIL 30, 2000




CitiFunds




--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------

CITIFUNDS SMALL CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------

SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      15
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           18
--------------------------------------------------------------------------------
Statement of Operations                                                       19
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            20
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS




Dear CitiFunds Shareholder:

   During the six months ended April 30, 2000, the U.S. stock markets experienced historic levels of volatility. The continuing growth of the U.S. and global economies coupled with rising interest rates and shifts in investor psychology largely contributed to the wide fluctuations in stock prices. Yet, despite market volatility, some small company stocks provided competitive returns during the period.

   Throughout the reporting period, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Small Cap Growth Portfolio with the goal of achieving its investment objective: long-term capital growth.

   This report reviews the Portfolio's investment activities and performance during the reporting period, and provides a summary of Citibank's perspective on as well as its outlook for the small cap growth stock sector of the U.S. market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation in these challenging times.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   DURING NOVEMBER AND DECEMBER 1999, THE SMALL CAP GROWTH SECTOR OF THE U.S. STOCK MARKET EXPERIENCED A STRONG RALLY FUELED BY INVESTOR OPTIMISM OVER THE GROWTH OF THE SO-CALLED "NEW ECONOMY"--NAMELY, THOSE COMPANIES OPERATING IN THE TECHNOLOGY, TELECOMMUNICATIONS AND INTERNET ARENAS. In fact, small cap growth stocks (i.e., companies with the potential for faster-than-average growth within their industries) significantly outperformed small, value-oriented stocks (i.e., companies whose shares are considered to be inexpensive relative to their asset values or earning power) as well as most areas of the large cap sector of the stock market. The rise of small cap growth stocks during the period was driven primarily by the performance of technology and telecommunications stocks.

   AS A RESULT, SEVERAL MAJOR U.S. STOCK MARKET INDEXES, INCLUDING THE RUSSELL 2000(R) INDEX,* REACHED RECORD LEVELS BY THE END OF 1999. However, a closer look showed that many investors had started to turn their attention away from the better-known and high-quality companies that had previously led the U.S. market. Many investors had gravitated instead to younger and more speculative technology companies that they believed had great future potential.

   During the first four months of 2000, however, investor optimism regarding the "New Economy" dissipated, triggering a drop in the prices of both many large and small cap growth stocks. Despite a rally in February 2000, small cap shares began to fall primarily due to investors' concerns regarding these companies' underlying fundamentals.

   Faced with evidence that the U.S. economy was gaining momentum and that inflationary pressures were building, many investors thought that some growth stock prices might have risen too high relative to traditional measures such as revenues and earnings. As a result, despite a rally in February, small cap stocks have for the most part declined so far in 2000. In fact, between mid-March and the end of April, the tech-laden NASDAQ Composite Index** fell more than 35%, including a single-day drop of 10% on April 14, 2000.

   THE STOCK MARKET'S GYRATIONS TOOK PLACE AGAINST A BACKDROP OF ROBUST U.S. ECONOMIC GROWTH AND RISING INTEREST RATES. Strengthening economies worldwide caused investors to think that robust global and domestic demand for goods and services would in turn fuel rising revenues and earnings for U.S. companies. However, higher interest rates tended to have the opposite effect, dampening investor enthusiasm due to the adverse effects of higher financing costs on corporate earnings.

   CitiFunds(SM) Small Cap Growth Portfolio maintained its investment focus on small cap growth companies that meet its stated investment criteria. Despite the



 *The Russell 2000(R)Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

**The NASDAQ Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

challenges present in the market, management has continued to allocate a portion of its assets judiciously to Internet stocks, focusing on those companies believed to have attractive growth potential and definable valuation parameters. Approximately 50% of the Fund's assets were invested in technology stocks during the reporting period, comparable to the technology weighting of the Russell 2000 Index.

   However, the Portfolio's management team tended to avoid many of those speculative high-flyers that most investors associate with the Internet during the period. Instead of investing in the so-called "dot.com" companies, THE MANAGEMENT TEAM ESTABLISHED OR INCREASED POSITIONS PRIMARILY IN SMALL TECHNOLOGY COMPANIES THAT PROVIDE HARDWARE AND INFRASTRUCTURE FOR THE INTERNET. This area includes telecommunications companies that, in management's view, should be prime beneficiaries of growing demand for the transmission of voice, video and data over telephone lines at faster speeds. Many of these companies have business models that are either proven or profitable today.

   WIRELESS TELECOMMUNICATIONS STOCKS ALSO CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE during the period, reflecting a strong demand for wireless services. The Fund also benefited from the competitive performance of energy services companies, primarily because of higher oil prices. Certain health care companies, including several pharmaceutical companies scheduled to offer new drugs, also positively contributed to the Portfolio's performance.

   Looking forward, management expects heightened market volatility to continue in 2000. While no guarantees can be given, management also believes that the recent market correction was a generally positive development, setting new standards for many technology company valuations. The managers intend to take advantage of buying opportunities created during this correction, upgrading the Fund with high-quality small-cap companies at what they deem to be relatively attractive prices. (Of course, no assurances can be made that they will be successful.)

   OVER THE LONG TERM, MANAGEMENT BELIEVES THAT CONDITIONS REMAIN POSITIVE FOR MANY SMALL CAP GROWTH COMPANIES and believe that investors may be beginning to recognize that small cap growth companies embody dynamic entrepreneurial forces driving the U.S. economy. In the opinion of management, these burgeoning enterprises can often provide excellent opportunities to participate in some of the fastest growing sectors of the economy.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective

INVESTMENT MANAGER,                     DIVIDENDS
Small Cap Growth Portfolio              Paid semi-annually, if any
Citibank, N.A.

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
June 21, 1995                           Distributed annually, if any

NET ASSETS AS OF 4/30/00                BENCHMARKS
Class A shares                          o Lipper Small Cap Funds Average*
$30 million                             o Russell  2000(R) Growth Index**
Class B shares $1.2 million

* The Lipper Small Cap Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
**The Russell  2000(R)  Growth Index  measures the  performance of those Russell
  2000 companies with higher price to book ratios and higher forecasted growth values.

PORTFOLIO HIGHLIGHTS
================================================================================
TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 2000
COMPANY, INDUSTRY                                               % OF NET ASSETS

Mercury Interactive Corp., Electronics/Technical Services           2.96%
--------------------------------------------------------------------------------
R & B Falcon Corp., Energy Minerals                                 2.70%
--------------------------------------------------------------------------------
Powerwave Technologies, Inc., Electronics/Technical Services        2.17%
--------------------------------------------------------------------------------
Amkor Technology, Inc., Semi-Conductor                              2.16%
--------------------------------------------------------------------------------
Pinnacle Holdings, Inc., Telecommunications                         2.10%
--------------------------------------------------------------------------------
Macromedia, Inc., Electronics/Technical Services                    2.08%
--------------------------------------------------------------------------------
Methode Electronics Inc., Electronics/Technical Services            1.86%
--------------------------------------------------------------------------------
Cal Dive International, Inc., Energy Minerals                       1.63%
--------------------------------------------------------------------------------
Micrel, Inc., Semi-Conductor                                        1.63%
--------------------------------------------------------------------------------
Catalina Marketing Corp., Consumer Services                         1.62%
--------------------------------------------------------------------------------



PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 2000

[TABLE BELOW REPRESENTS PIE CHART IN ITS PRINTED PIECE]

*Short-Term                         6%
Commercial Services                 4%
Technology                          2%
Electronics/Technical Services     21%
Telecommunications                  8%
Semi-Conductor                     15%
Consumer Service                    6%
Software                            3%
Finance                             6%
Healthcare                          9%
Retail                              3%
Capital Goods/Producer
  Manufacturing                     8%
Energy Minerals                     7%
Transportation                      1%
Industrial Services                 1%



*Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                                  SIX       ONE    JUNE 21, 1995
ALL PERIODS ENDED APRIL 30, 2000                MONTHS**    YEAR    (INCEPTION)*
================================================================================
CitiFunds Small Cap Growth Portfolio (Class A)
 without sales charge                            33.02%    56.53%     27.64%
Lipper Small Cap Funds Average                   25.87%    36.64%     18.39%
Russell 2000 Growth Index                        27.79%    31.38%     15.66%
CitiFunds Small Cap Growth Portfolio (Class A)
 with a maximum sales charge of 5.00%            26.37%    48.70%     26.30%
CitiFunds Small Cap Growth Portfolio (Class B)
 without deferred sales charge                   32.52%    55.25%     35.27%#
Lipper Small Cap Funds Average                   25.87%    36.64%     25.53%
Russell 2000 Growth Index                        27.79%    31.38%     29.16%
CitiFunds Small Cap Growth Portfolio (Class B)
 with a maximum deferred sales charge of 5.00%   25.89%    47.49%     30.12%#

 * Average Annual Total Return
** Not Annualized
 + From 6/30/95
++ From 12/31/98
 # Commencement of Operations 1/4/99


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $31,128 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period

[TABLE BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]


             CifiFunds             Lipper         Russell 2000(R)
          Small Cap Growth        Small Cap        Growth Index
         Portfolio (Class A)    Funds Average       (unmanaged)

6/21/95       9,500.00
6/30/95        9548.00            10000.00            10000.00
7/31/95       10422.00            10748.00            10779.00
8/31/95       11058.00            10925.00            10912.00
9/30/95       11400.00            11188.00            11136.00
10/31/95      11381.00            10812.00            10588.00
11/30/95      12873.00            11212.00            11055.00
12/31/95      13754.00            11375.00            11301.00
1/31/96       14099.00            11295.00            11207.00
2/29/96       15483.00            11763.00            11718.00
3/31/96       16270.00            12077.00            11950.00
4/30/96       18239.00            12980.00            12868.00
5/31/96       19555.00            13547.00            13528.00
6/30/96       18965.00            13023.00            12649.00
7/31/96       16790.00            11903.00            11104.00
8/31/96       18877.00            12624.00            11926.00
9/30/96       19676.00            13265.00            12540.00
10/31/96      19072.00            13000.00            12000.00
11/30/96      19423.00            13378.00            12333.00
12/31/96      18952.00            13582.00            12574.00
1/31/97       19764.00            13929.00            12878.00
2/28/97       18619.00            13333.00            12100.00
3/31/97       17495.00            12634.00            11246.00
4/30/97       16975.00            12538.00            11115.00
5/31/97       19473.00            14062.00            12786.00
6/30/97       20534.00            14804.00            13220.00
7/31/97       21234.00            15727.00            13896.00
8/31/97       21547.00            16014.00            14313.00
9/30/97       23396.00            17228.00            15456.00
10/31/97      22184.00            16463.00            14527.00
11/30/97      21986.00            16221.00            14181.00
12/31/97      21949.00            16358.00            14189.00
1/31/98       20967.00            16076.00            14001.00
2/28/98       23456.00            17327.00            15237.00
3/31/98       24405.00            18133.00            15875.00
4/30/98       24503.00            18281.00            15972.00
5/31/98       22593.00            17250.00            14811.00
6/30/98       24263.00            17387.00            14962.00
7/31/98       22211.00            16136.00            13713.00
8/31/98       16667.00            12908.00            10548.00
9/30/98       18173.00            14074.00            11617.00
10/31/98      18511.00            14633.00            12224.00
11/30/98      19690.00            15580.00            13172.00
12/31/98      20978.00            16722.00            14365.00
1/31/99       21054.00            16785.00            15011.00
2/28/99       18981.00            15414.00            13637.00
3/31/99       19417.00            15713.00            14123.00
4/30/99       19886.00            16720.00            15370.00
5/31/99       19876.00            17041.00            15394.00
6/30/99       21229.00            18175.00            16206.00
7/31/99       21491.00            18046.00            15705.00
8/31/99       21556.00            17566.00            15117.00
9/30/99       22364.00            17627.00            15409.00
10/31/99      23401.00            17983.00            15804.00
11/30/99      25518.00            19406.00            17474.00
12/31/99      29611.00            21748.00            20555.00
1/31/00       29404.00            21217.00            20364.00
2/29/00       37263.00            24457.00            25102.00
3/31/00       34032.00            24124.00            22464.00
4/30/00       31128.00            22636.00            20195.00


The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in Small Cap Growth Portfolio, at value (Note 1A)       $31,282,407
Receivable for shares of beneficial interest sold                       36,547
Receivable from the Sub-Administrator (Note 6)                          11,330
--------------------------------------------------------------------------------
  Total assets                                                      31,330,284
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   21,175
Accrued expenses and other liabilities                                  60,615
--------------------------------------------------------------------------------
  Total liabilities                                                     81,790
--------------------------------------------------------------------------------
NET ASSETS                                                         $31,248,494
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $16,668,415
Unrealized appreciation                                              1,249,286
Accumulated net realized gain                                       13,482,133
Undistributed net investment loss                                     (151,340)
--------------------------------------------------------------------------------
  Total                                                            $31,248,494
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($30,024,601/1,052,957 shares outstanding)    $28.52
Offering Price per share ($28.52 O 0.95)                                $30.02*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price ($1,223,893/43,343
  shares outstanding)                                                   $28.24**
================================================================================
  * Based upon single purchases of less than $25,000.
 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Small Cap Growth Portfolio          $ 26,705
Interest Income from Small Cap Growth Portfolio            31,081
Allocated Expenses from Small Cap Growth Portfolio       (130,034)
--------------------------------------------------------------------------------
                                                                     $  (72,248)
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                   53,200
Service fees Class A (Note 3)                              36,689
Service fees Class B (Note 3)                               5,243
Transfer agent fees                                        33,853
Custody and fund accounting fees                           13,512
Audit fees                                                 13,060
Shareholder reports                                        11,425
Legal fees                                                  9,526
Trustees fees                                               6,070
Other                                                      21,527
--------------------------------------------------------------------------------
  Total expenses                                          204,105
Less expenses assumed by the Sub-Administrator (Note 6)   (71,813)
Less aggregate amount waived by the Manager (Note 2)      (53,200)
--------------------------------------------------------------------------------
  Net expenses                                                           79,092
--------------------------------------------------------------------------------
Net investment loss                                                    (151,340)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  SMALL CAP GROWTH PORTFOLIO:
Net realized gain                                      11,831,862
Unrealized depreciation                                (4,195,662)
--------------------------------------------------------------------------------
Net realized and unrealized gain from
  Small Cap Growth Portfolio                                          7,636,200
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,484,860
================================================================================

See notes to financial statements

CitiFunds Small Cap Growth Portfolio
statement of Changes in Net Assets

                                                     SIX MONTHS
                                                       ENDED
                                                   APRIL 30, 2000   YEAR ENDED
                                                    (Unaudited) OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                               $  (151,340)     $   (280,709)
Net realized gain                                  11,831,862         3,177,000
Unrealized appreciation (depreciation)             (4,195,662)        3,137,565
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                         7,484,860         6,033,856
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                    4,534,368         8,184,015
Cost of shares repurchased                         (5,594,363)      (18,128,031)
--------------------------------------------------------------------------------
   Total Class A                                   (1,059,995)       (9,944,016)
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                      419,539           710,202
Cost of shares repurchased                           (126,906)          (71,357)
--------------------------------------------------------------------------------
   Total Class B                                      292,633           638,845
--------------------------------------------------------------------------------
Net decrease in net assets
  from transactions in shares of
  beneficial interest                                (767,362)       (9,305,171)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               6,717,498        (3,271,315)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                24,530,996        27,802,311
--------------------------------------------------------------------------------
End of period (undistributed
  net investment income (loss) of $(151,340) and
  $0, respectively)                               $31,248,494      $ 24,530,996
================================================================================

* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                CLASS A
                            ---------------------------------------------------------------------------------
                              SIX MONTHS                                                       JUNE 21, 1995
                                ENDED         YEAR ENDED           TEN MONTHS                  (COMMENCEMENT
                               APRIL 30,      OCTOBER 31,            ENDED      YEAR ENDED     OF OPERATIONS)
                                 2000      -----------------      OCTOBER 31,  DECEMBER 31,   TO DECEMBER 31,
                              (Unaudited)   1999       1998         1997          1996            1995
=============================================================================================================
Net Asset Value, beginning
  of period                     $21.44     $16.96     $21.24       $18.21        $14.32          $10.00
------------------------------------------------------------------------------------------------------------

Income From Operations:
Net investment income (loss)    (0.394)    (0.196)    (0.193)      (0.138)       (0.016)          0.050
Net realized and unrealized
  gain (loss)                    7.474      4.676     (3.224)       3.236         5.407           4.420
------------------------------------------------------------------------------------------------------------
    Total from operations        7.080      4.480     (3.417)       3.098         5.391           4.470
------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income               --         --         --           --            --          (0.050)
Net realized gain                   --         --     (0.863)      (0.068)       (1.501)         (0.100)
------------------------------------------------------------------------------------------------------------
    Total distributions             --         --     (0.863)      (0.068)       (1.501)         (0.150)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period  $28.52     $21.44     $16.96       $21.24        $18.21          $14.32
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)              $30,025    $23,794    $27,802      $25,799       $24,311          $5,148
Ratio of expenses to average
  net assets (A)                 1.35%*     1.35%      1.35%        1.35%*        0.88%           0.00%*
Ratio of net investment income
  (loss) to average net assets (0.96)%*   (1.03)%    (0.98)%       (0.87)%*      (0.13)%          1.21%*
Total return                    33.02%**   26.42%   (16.56)%       17.05%**      37.80%          44.78%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share  $(0.508)   $(0.351)   $(0.319)     $(0.252)      $(0.133)        $(0.288)
RATIOS:
Expenses to average
  net assets (A)                 2.17%*     2.16%      1.99%        2.06%*        1.83%           2.50%*
Net investment loss to
  average net assets           (1.78)%*   (1.84)%    (1.62)%      (1.58)%*      (1.08)%         (1.29)%*
=============================================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                           CLASS B
                                            ------------------------------------
                                               SIX MONTHS      JANUARY 4, 1999
                                                  ENDED         (COMMENCEMENT
                                             APRIL 30, 2000    OF OPERATIONS) TO
                                               (Unaudited)     OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning
  of period                                       $21.31            $18.95
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                               (0.386)           (0.265)
Net realized and unrealized
  gain                                             7.316             2.625
--------------------------------------------------------------------------------
    Total from operations                          6.930             2.360
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                 --                --
Net realized gain                                     --                --
--------------------------------------------------------------------------------
    Total distributions                                 --                --
--------------------------------------------------------------------------------
Net Asset Value, end of period                    $28.24            $21.31
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $1,224              $737
Ratio of expenses to average net assets (A)         2.10%*            2.10%*
Ratio of net investment loss to average
  net assets                                       (1.71)%*          (1.77)%*
Total return                                       32.52%**          12.45%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees, assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                    $(0.502)          $(0.420)
RATIOS:
Expenses to average net assets (A)                  2.92%*            2.91%*
Net investment loss to average net assets          (2.53)%*          (2.58)%*
================================================================================

  * Annualized
 ** Not Annualized
(A) Includes the Fund's share of Small Cap Growth Portfolio allocated expenses for the periods indicated.
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth Portfolio, (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (39.3% at April 30, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors of $12,495 from sales of Class A and $3,588 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $1,682,701 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $53,200 all of which was voluntarily waived for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $36,689 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $5,243 for the six months ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $5,203,207 and $5,999,189, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED
                                      APRIL 30, 2000            YEAR ENDED
                                        (Unaudited)          OCTOBER 31, 1999
================================================================================
CLASS A

Shares sold                               143,715                  444,606
Shares issued to shareholders from
  reinvestment of distributions                --                       --
Shares repurchased                       (200,728)                (973,797)
--------------------------------------------------------------------------------
Class A net decrease                      (57,013)                (529,191)
================================================================================
CLASS B*
Shares sold                                13,583                   38,207
Shares issued to shareholders from
  reinvestment of distributions                --                       --
Shares repurchased                         (4,838)                  (3,609)
--------------------------------------------------------------------------------
Class B net increase                        8,745                   34,598
================================================================================
*January 4, 1999 (Commencement of Operations).

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2000, which amounted to $71,813.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                              SHARES         VALUE
----------------------------------------------------------
COMMON STOCKS-- 94.5%
----------------------------------------------------------
CAPITAL GOODS/
PRODUCER MANUFACTURING--8.3%
----------------------------------------------------------
Alliant Techsystems, Inc.*           5,700     $   396,862
Applied Power, Inc.                 13,700         392,162
Aptargroup, Inc.                    29,495         840,608
Cleco Corp.                         15,100         520,006
Flextronics International           11,370         798,742
Mettler Toledo
  International, Inc.*              22,500         776,250
National Instruments
  Corp.*                            21,000       1,023,750
Newport Corp.                        3,700         448,856
Shaw Group Inc.*                    23,300         828,606
Verticalnet Inc.*                   10,500         567,000
                                             -------------
                                                 6,592,842
                                             -------------
COMMERCIAL SERVICES--3.6%
----------------------------------------------------------
Aeroflex Inc.*                      11,400         424,650
Akamai Technologies Inc.*            1,489         147,225
Art Technology
  Group Inc.*                        7,500         455,625
Broadvision Inc.*                   15,200         667,850
Clarus Corp.*                        4,250         170,797
Cylink Corp.*                       21,800         312,012
Source Information
  Management Co.*                   44,308         653,543
                                             -------------
                                                 2,831,702
                                             -------------
CONSUMER SERVICES--6.4%
----------------------------------------------------------
Beringer Wine Estate
  Holdings*                          9,370         338,491
Callaway Golf Co.                   22,600         375,725
Catalina Marketing Corp.*           12,690       1,284,862
Emmis Communications
  Corp.*                            10,500         446,250
Ethan Allen Interiors, Inc.         12,250         326,922
Hispanic Broadcasting
  Corp.*                             6,435         650,337
Houghton Mifflin Co.                 9,300         386,531
National Information
  Consortium, Inc.*                  4,988          61,727
PF Changes China
  Bistro Inc.*                      11,300         395,500
Scholastic Corp.*                    6,500         303,469
Westwood One, Inc.*                 10,356         366,344
XM Satellite Radio
  Holdings Inc.*                     6,300         181,519
                                             -------------
                                                 5,117,677
                                             -------------
ELECTRONICS/TECHNICAL SERVICES--21.2%
----------------------------------------------------------
Ancor Communications,
  Inc.*                             10,000         301,875
CTS Corp.                            6,100         384,681
C-Cube
  Microsystems, Inc.*               17,195       1,104,779
Concentric Network
  Corp.*                             7,800         339,300
E Piphany Inc.*                      3,700         244,431
Emulex Corp.*                       10,560         479,160
Intertrust Technologies
  Corp.*                             4,600         105,800
Iona Technologies Plc.
  ADR's*                             7,200         409,050
MMC Networks Inc.*                  18,700         495,550
Macromedia, Inc.*                   18,985       1,651,695
Macrovision Corp.*                   9,300         454,537
Methode Electronics Inc.            35,400       1,475,184
Mercury Interactive
  Corp.*                            26,120       2,350,800
Network Appliance, Inc.*             7,900         584,106
Power One Inc.*                      7,200         491,400
Powerwave
  Technologies, Inc.*                8,300       1,726,919
Remedy Corp.*                       14,000         743,750
Sandisk Corp.*                      10,900         998,713
Sawtek Inc.*                        10,100         482,906
Semtech Corp.*                      12,800         872,800
Silicon Storage
  Technology Inc.*                   5,000         487,500
Usinternet Working Inc.*             9,250         230,094
WatchGuard
  Technologies Inc.*                 4,200         202,388
Wink Communications
  Inc.*                             11,300         223,175
                                             -------------
                                                16,840,593
                                             -------------
ENERGY MINERALS--7.4%
----------------------------------------------------------
Cal Dive
  International, Inc.*              26,000       1,293,500
Coflexip ADR's                      15,600         791,700
Hanover
  Compressor Co.*                   14,800         862,100
Precision Drilling Corp.*           25,100         803,200
R & B Falcon Corp.*                103,400       2,145,550
                                             -------------
                                                 5,896,050
                                             -------------
FINANCE--5.9%
----------------------------------------------------------
Bisys Group, Inc.*                  13,220         827,076
Chittenden Corp.                    26,400         701,250
Cullen Frost Bankers, Inc.          32,660         806,294
Peoples Heritage
  Financial Group                   45,295         591,666

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 2000
(Unaudited)

ISSUER                              SHARES         VALUE
----------------------------------------------------------
FINANCE -- CONT'D
----------------------------------------------------------
S1 Corp.*                            4,000     $   217,250
SEI Investments Co.                  6,100         728,188
U.S. Trust Corp.                     3,910         601,651
West America
  Bancorporation                     7,500         187,969
                                             -------------
                                                 4,661,344
                                             -------------
HEALTHCARE--9.3%
----------------------------------------------------------
Affymetrix Inc.*                     1,600         216,100
Alpharma, Inc.                      12,000         463,500
Andrx Corp.*                         7,900         404,381
Apria Healthcare
  Group, Inc.*                      32,500         452,969
Corixa Corp.*                       14,000         430,500
Curagen Corp.*                       4,200         111,825
Enzon Inc.*                         10,700         398,575
Gilead Sciences, Inc.*              10,400         563,550
Genset SA., ADR's*                  10,500         299,250
Idec Pharmaceuticals
  Corp.*                             6,700         428,800
Incyte Pharmaceuticals Inc.*         3,700         284,900
Lifepoint Hospitals Inc.*           18,500         316,813
Medarex Inc.*                        3,900         206,700
Medimmune, Inc.*                     3,010         481,412
Millennium
  Pharmaceuticals*                  10,502         833,596
Nanogen Inc.*                        4,600         112,412
Pharmacyclics*                       6,300         285,862
Shire Pharmaceuticals
  Group Plc., ADR's                 20,516         825,769
Transkaryotic
   Therapies Inc.*                   3,000          89,813
Triad Hospitals Inc.*               12,400         213,125
                                             -------------
                                                 7,419,852
                                             -------------

INDUSTRIAL SERVICES--0.9%
----------------------------------------------------------
Gentex Corp.*                       12,900         416,025
Harmonic, Inc.*                      3,600         265,725
                                             -------------
                                                   681,750
                                             -------------
RETAIL--3.4%
----------------------------------------------------------
Cost Plus, Inc.*                    23,950         731,972
Linens 'n Things, Inc.*             20,310         627,071
O'Reilly Automotive, Inc.*          49,000         661,500
Zale Corp.*                         16,900         697,125
                                             -------------
                                                 2,717,668
                                             -------------
SEMI-CONDUCTOR--14.9%
----------------------------------------------------------
Alpha Industries Inc.*              14,000         728,000
Amkor Technology, Inc.*             28,100       1,719,369
Anadigics Inc.*                     10,100         760,025
Cree Inc.*                           1,600         232,800
Cypress Semiconductor
  Corp.*                            15,000         779,063
Emcore Corp.*                       13,086       1,135,210
Micrel, Inc.*                       15,000       1,297,500
Microchip Technology *              11,677         724,704
Novellus Systems, Inc.*             13,785         919,287
Transwitch Corp.*                   13,900       1,224,069
Triquint Semiconductor
  Inc.*                             10,800       1,110,375
Varian Inc.*                        32,700       1,189,463
                                             -------------
                                                11,819,865
                                             -------------
SOFTWARE--2.6%
----------------------------------------------------------
Active Software*                     8,400         338,625
Activision, Inc.*                   69,300         433,125
Bindview Dev Corp.*                 18,800         151,575
HNC Software*                        4,200         207,900
Manugistics Group Inc.*             11,100         475,219
Microstrategy, Inc.*                 7,000         181,125
Virata Corp.*                        2,000         250,500
                                             -------------
                                                 2,038,069
                                             -------------
TECHNOLOGY--2.1%
----------------------------------------------------------
Idex Corp.                          15,900         496,875
Nextel Partners Inc.*                8,018         175,895
Western Wireless Corp.*             20,050         996,234
                                             -------------
                                                 1,669,004
                                             -------------
TELECOMMUNICATIONS--7.8%
----------------------------------------------------------
ATMI Inc*                            8,400         323,400
Covad Communications
  Group, Inc.*                      13,618         377,900
Digital Lightwave Inc.*              2,800         191,800
Digital Microware Corp.*            22,300         823,706
Dobson Communications
  Corp.*                            13,000         333,125
Exar Corp.*                          7,100         569,220
Exodus
  Communications, Inc.*              3,500         309,531
P C Telephone Inc.*                  3,400         113,900
Pinnacle Holdings, Inc.*            29,710       1,669,331
Powertel, Inc.*                      6,600         443,850
Remic Inc.*                         24,450         927,572
Research in Motion Ltd.*             3,314         140,845
                                             -------------
                                                 6,224,180
                                             -------------
TRANSPORTATION-- 0.7%
----------------------------------------------------------
CH Robinson Worldwide                9,000         450,000
EGL Inc.*                            6,462         148,222
                                             -------------
                                                   598,222
                                             -------------

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)

ISSUER                              SHARES         VALUE
----------------------------------------------------------
TOTAL COMMON STOCK
  (Identified Cost
  $58,925,105)                                 $75,108,818
                                             -------------
SHORT-TERM OBLIGATIONS AT
AMORTIZED COST -- 5.3%
----------------------------------------------------------
First Union National Bank
  Repurchase Agreement
  5.84% due 5/01/00
  proceeds at maturity
  $4,233,059
  (collateralized by
  $4,720,000 Federal Home
  Mortgage Corp. 6.625%
  due 1/28/14 valued
  at $4,243,765)                                 4,231,000
                                             -------------
TOTAL INVESTMENTS
  (Identified Cost
  $63,156,105)                        99.8%     79,339,818
OTHER ASSETS,
  LESS LIABILITIES                     0.2         165,029
                                     -----   -------------
NET ASSETS                           100.0%    $79,504,847
                                     =====   =============

ADR's--American Depositary Receipts
*Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $58,925,105)        $75,108,818
Short-term holdings at value (Note 1A)
  (Identified Cost, $4,231,000)                                        4,231,000
Cash                                                                         736
Receivable for investments sold                                          266,845
Dividends and interest receivable                                          6,728
--------------------------------------------------------------------------------
  Total assets                                                        79,614,127
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-- Management fees (Note 2)                          48,722
Accrued expenses and other liabilities                                    60,558
--------------------------------------------------------------------------------
  Total liabilities                                                      109,280
--------------------------------------------------------------------------------
NET ASSETS                                                           $79,504,847
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $79,504,847
================================================================================


See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividend income                                   $     87,075
Interest income                                         88,339
--------------------------------------------------------------------------------
                                                                      $ 175,414
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               345,033
Custody and fund accounting fees                        23,024
Audit fees                                              13,940
Legal fees                                               4,850
Trustees fees                                            3,252
Other                                                      971
--------------------------------------------------------------------------------
  Total expenses                                                        391,070
--------------------------------------------------------------------------------
Net investment loss                                                    (215,656)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions     $36,921,300
Unrealized depreciation of investments              (8,173,761)
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                  28,747,539
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $28,531,883
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED     YEAR ENDED
                                               APRIL 30, 2000      OCTOBER 31,
                                                 (Unaudited)          1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                            $   (215,656)   $     (799,868)
Net realized gain on investment transactions     36,921,300        16,500,537
Unrealized appreciation (depreciation) of
  investments                                    (8,173,761)       18,520,946
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                28,531,883        34,221,615
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                      14,882,323        22,851,267
Value of withdrawals                            (60,860,677)     (154,792,807)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                          (45,978,354)     (131,941,540)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                     (17,446,471)      (97,719,925)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              96,951,318       194,671,243
--------------------------------------------------------------------------------
End of period                                  $ 79,504,847     $  96,951,318
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


                                SIX MONTHS                                                    JUNE 21, 1995
                                  ENDED          YEAR ENDED       TEN MONTHS                  (COMMENCEMENT
                                 APRIL 30,       OCTOBER 31,         ENDED       YEAR ENDED   OF OPERATIONS)
                                   2000      ------------------   OCTOBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                (Unaudited)   1999         1998      1997           1996           1995
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $79,505    $96,951      $194,671   $49,598        $47,142        $4,989
Ratio of expenses to average
  net assets                       0.85%*     0.86%         0.88%     0.85%*         0.61%         0.00%*
Ratio of net investment income
  (loss) to average net assets   (0.47)%*   (0.54)%       (0.50)%   (0.37)%*         0.15%         1.22%*
Portfolio turnover                   49%       104%           51%      108%            89%           41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets     0.85%*     0.86%         0.88%     1.04%*         1.17%         2.50%*
Net investment loss to average
  net assets                     (0.47)%*   (0.54)%       (0.50)%   (0.56)%*       (0.41)%       (1.28)%*
=============================================================================================================

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIEs Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub- Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank, amounted to $345,033 for the six months ended April 30, 2000. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTs Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $42,330,245   and   $90,424,924,
respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $63,156,105
================================================================================
Gross unrealized appreciation                                     $24,080,619
Gross unrealized depreciation                                      (7,896,906)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $16,183,713
================================================================================

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $136. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT MANAGER
*** TRUSTEE EMERITUS

INVESTMENT MANAGER
(of Small Cap Growth Portfolio)
Citibank, N.A
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

================================================================================

              THE CITIFUNDS FAMILY


              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Small Cap Growth Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Small Cap Growth Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Small Cap Growth Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp   [GRAPHIC OMITTED] Printed on recycled paper       CFS/SCG/400

================================================================================

                CITIFUNDS(SM)
-------------------------
================================================================================




SMALL CAP
VALUE

SEMI-ANNUAL REPORT
APRIL 30, 2000







CitiFunds





--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS



Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS SMALL CAP VALUE PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 11
 ................................................................................

SMALL CAP VALUE PORTFOLIO

Portfolio of Investments                                                      14
 ................................................................................
Statement of Assets and Liabilities                                           16
 ................................................................................
Statement of Operations                                                       16
 ................................................................................
Statement of Changes in Net Assets                                            17
 ................................................................................
Financial Highlights                                                          17
 ................................................................................
Notes to Financial Statements                                                 18
 ................................................................................

LETTER TO OUR SHAREHOLDERS



Dear CitiFunds Shareholder:

   During the six months ended April 30, 2000, U.S. stock and bond markets were influenced by historic levels of volatility, leaving many investors with little or no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of the U.S. and global economies, growing concerns emerged regarding inflation and rising interest rates, which resulted in major fluctuations in many stock prices.

   Throughout the reporting period, the Fund's investment Subadviser, Franklin Advisory Services, LLC, continued to manage CitiFundsSM Small Cap Value Portfolio with the goal of achieving its investment objective of providing long-term capital growth.

   This report reviews the Fund's investment activities and performance during the reporting period and provides a summary of the Subadviser's perspective on and outlook for the small cap value sector of the U.S. stock market. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation in these challenging times.

Sincerely,


/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK
   Up until the end of the reporting period, small cap value stocks remained largely out of favor among investors and continued to underperform the growth sector. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer-term business prospects.) During the first quarter of 2000, however, long-standing trends began to reverse, suggesting to the managers that investors may soon gravitate back to long-neglected small cap value stocks.

   During the first quarter of the year, investor sentiment appeared to begin to shift dramatically. Despite a rally in February 2000, the first few months of 2000 saw growth stock prices fall when many investors began to focus more intently on the underlying financial fundamentals of their equity investments. In fact, between mid-March and the end of April, the tech-heavy NASDAQ Composite Index* fell more than 35%, including a single-day drop of 10% on April 14, 2000. Small cap value stocks also declined, but not nearly as much as growth stocks.

   Faced with these turbulent market conditions, CitiFundsSM Small Cap Value Portfolio continued to follow its long-term strategy of investing in high-quality companies deemed to be undervalued relative to their future prospects. Consistent with their approach, management avoided those speculative high-flyers associated with the Internet. Instead, the managers continued to focus on individual companies that they believe have high-quality businesses not reflected in their stock prices. The Fund's managers believe that the recent deregulation of the banking industry may benefit many companies in the insurance sector, as larger companies look to acquire these companies operating in niche markets.

   Additionally, the managers think that the manufacturing industry will continue to grow due to ongoing demand for automobiles and other types of equipment. Finally, the managers were able to invest in several companies operating in the oil & gas sector when prices were at all-time lows. Due to the recent increase of oil prices, shares of many companies increased, which helped the Portfolio's performance.

   In management's opinion, the recent correction of many technology stocks is evidence that investors may be returning to a more rational approach where financial fundamentals and valuations really matter. While there is no way to predict whether this encouraging trend for value investors will persist, the managers believe that many small cap value companies stand to benefit if this development continues. Looking forward, the managers anticipate high levels of market volatility to continue this year.

   Over the longer term, management believes that present market conditions are positive for many small cap value companies. While no guarantees can be given, management believes that investors may be starting to recognize that select small cap companies may represent an excellent opportunity to purchase stocks of attractive businesses.

*The NASDAQ Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER,                      DIVIDENDS
Small Cap Value Portfolio                Paid semi-annually, if any
Citibank, N.A.
                                         CAPITAL GAINS
PORTFOLIO SUBADVISER                     Distributed annually, if any
Franklin Advisory Services, LLC
                                         BENCHMARKS
COMMENCEMENT OF OPERATIONS               o Lipper Small Cap Funds Average*
March 2, 1998                            o Russell 2000(R) Value Index**

NET ASSETS AS OF 4/30/00
Class A shares
$10.0 million
Class B shares
$122,552

 *The Lipper Small Cap Funds Average  reflects the performance  (excluding sales charges) of mutual funds with similar objectives.
**The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values.

PORTFOLIO HIGHLIGHTS
================================================================================

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 2000
COMPANY, INDUSTRY                                               % OF NET ASSETS

Presidential Life Corp., Finance                                     4.61%
--------------------------------------------------------------------------------
JLG Industries Inc., Producer Manufacturing                          3.87%
--------------------------------------------------------------------------------
Professionals Group Inc., Finance                                    3.39%
--------------------------------------------------------------------------------
Timken Co., Producer Manufacturing                                   3.29%
--------------------------------------------------------------------------------
Wolverine World Wide Inc., Consumer Non-Durables                     2.88%
--------------------------------------------------------------------------------
American National Insurance Co., Finance                             2.80%
--------------------------------------------------------------------------------
Teleflex Inc., Producer Manufacturing                                2.54%
--------------------------------------------------------------------------------
Diebold Inc., Electronic Technology                                  2.42%
--------------------------------------------------------------------------------
West Pharmaceutical Services Inc., Health Technology                 2.42%
--------------------------------------------------------------------------------
ENSCO International Inc., Industrial Services                        2.37%
--------------------------------------------------------------------------------



PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 2000

[Figures below represent pie chart in printed piece.]

Technology Services                     2%
Consumer                               15%
Producer Manufacturing                 24%
Retail Trade                            3%
Process Industries                      4%
Non-Energy Minerals                     4%
Finance                                19%
Commercial Services                     2%
Health Technology                       2%
Electronic Technology                   4%
Energy Minerals                         1%
*Short-Term                             3%
Transportation                          7%
Industrial Services                    10%


*Includes cash and net other assets

FUND PERFORMANCE

TOTAL RETURNS

                                                                      SINCE
                                                    SIX       ONE     3/2/98
ALL PERIODS ENDED APRIL 30, 2000                  MONTHS**    YEAR  (INCEPTION)*
================================================================================
CitiFunds SmallCap Value Portfolio (Class A)
  without sales charge                             5.84%     (0.28)%   (13.81)%
Lipper Small Cap Funds Average                    25.87%     36.64%     13.11%+
Russell 2000(R) Value Index                        8.19%      4.40%     (3.56)%+
CitiFunds SmallCap Value Portfolio (Class A)
  with maximum sales charge of 5.00%               0.55%     (5.26)%   (15.83)%
CitiFunds SmallCap Value Portfolio (Class B)
  without deferred sales charge                    5.29%     (1.10)%    (3.15)%#
Lipper Small Cap Funds Average                    25.87%     36.64%     25.53%++
Russell 2000(R) Value Index                        8.19%      4.40%      2.15%++
CitiFunds SmallCap Value Portfolio (Class B)
  with maximum deferred sales charge of 5.00%      0.02%     (6.05)%    (6.84)%#

  *Average Annual Total Return
 **Not Annualized
  +From 2/28/98
 ++From 12/31/98
  #Commencement of Operations 1/4/99


GROWTH OF A $10,000 INVESTMENT

A $10,000 investment
in the Fund made on inception date would have declined to $6,887 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Figures below represent line chart in printed piece.]

             CitiFunds Small                        Russell 2000 (R)
                Cap Value         Lipper Small         Value Index
          Portfolio (Class A)    Cap Funds Avg.       (unmanaged)

3/2/98            9500              10000                 10000
3/31/98           9861              10465                 10406
4/30/98           9823              10551                 10457
5/31/98           9234               9956                 10086
6/30/98           8816              10034                 10030
7/31/98           7819               9313                  9245
8/31/98           6394               7449                  7797
9/30/98           6489               8123                  8237
10/31/98          6802               8445                  8482
11/30/98          6811               8992                  8712
12/31/98          7020               9651                  8985
1/31/99           6944               9687                  8782
2/28/99           6232               8896                  8182
3/31/99           6232               9069                  8115
4/30/99           6906               9650                  8856
5/31/99           7172               9835                  9127
6/30/99           7533              10489                  9458
7/31/99           7429              10415                  9234
8/31/99           7087              10138                  8896
9/30/99           6754              10173                  8718
10/31/99          6507              10379                  8543
11/30/99          6602              11200                  8588
12/31/99          6906              12551                  8851
1/31/00           6279              12245                  8620
2/29/00           6384              14115                  9146
3/31/00           6792              13923                  9189
4/30/00           6887              13064

  The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

  Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS  SMALL CAP VALUE PORTFOLIO
sTATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
==============================================================================
ASSETS:
Investment in Small Cap Value Portfolio, at value (Note 1A)        $10,199,759
Receivable from Sub-Administrator                                        9,347
------------------------------------------------------------------------------
  Total assets                                                      10,209,106
------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   52,569
Accrued expenses and other liabilities                                  37,977
------------------------------------------------------------------------------
  Total liabilities                                                     90,546
------------------------------------------------------------------------------
NET ASSETS                                                         $10,118,560
==============================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $26,179,298
Unrealized depreciation                                            (11,359,102)
Accumulated net realized loss                                       (4,700,063)
Undistributed net investment loss                                       (1,573)
------------------------------------------------------------------------------
  Total                                                            $10,118,560
==============================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($9,996,008/1,379,682 shares outstanding)      $7.25
Offering Price per share ($7.25 O 0.95)                                  $7.63*
==============================================================================
CLASS B SHARES:
Net Asset Value per share and offering price ($122,552/17,092
  shares outstanding)                                                    $7.17**
==============================================================================
 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
===============================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Small Cap Value Portfolio          $  95,010
Interest Income from Small Cap Value Portfolio              3,954
Allocated Expenses from Small Cap Value Portfolio         (57,183)
-------------------------------------------------------------------------------
                                                                      $  41,781
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                   16,683
Service fees Class A (Note 3)                              16,534
Service fees Class B (Note 3)                                 597
Transfer agent fees                                        34,183
Custody and fund accounting fees                           14,097
Legal fees                                                 12,360
Shareholder reports                                        10,631
Audit fees                                                  9,250
Trustees fees                                               2,226
Other                                                      23,169
-------------------------------------------------------------------------------
  Total expenses                                          139,730
Less expenses assumed by the Sub-Administrator (Note 6)   (79,693)
Less aggregate amount waived by the Manager (Note 2)      (16,683)
-------------------------------------------------------------------------------
  Net expenses                                                           43,354
-------------------------------------------------------------------------------
Net investment loss                                                      (1,573)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
SMALL CAP VALUE PORTFOLIO:
Net realized loss                                        (276,314)
Unrealized appreciation                                   911,452
-------------------------------------------------------------------------------
Net realized and unrealized gain from Small Cap Value
  Portfolio                                                             635,138
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $633,565
===============================================================================

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
                                               APRIL 30, 2000      YEAR ENDED
                                                 (Unaudited)    OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                            $     (1,573)        $ (81,468)
Net realized loss                                  (276,314)       (6,044,888)
Unrealized appreciation                             911,452         5,143,558
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         633,565          (982,798)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                    --                --
Net realized gain                                        --                --
--------------------------------------------------------------------------------
Decrease in net assets from distributions to
  shareholders                                           --                --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares                     86,724         1,707,566
Net asset value of shares issued to shareholders from
  reinvestment of distributions                          --                --
Cost of shares repurchased                       (8,380,932)      (16,385,629)
--------------------------------------------------------------------------------
   Total Class A                                 (8,294,208)      (14,678,063)
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                     18,924           152,569
Net asset value of shares issued to shareholders from
  reinvestment of distributions                          --                --
Cost of shares repurchased                          (37,292)           (6,795)
--------------------------------------------------------------------------------
   Total Class B                                    (18,368)          145,774
--------------------------------------------------------------------------------
Net decrease in net assets from transactions
  in shares of beneficial interest               (8,312,576)      (14,532,289)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                       (7,679,011)      (15,515,087)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              17,797,571        33,312,658
--------------------------------------------------------------------------------
End of period (Including undistributed
  net investment loss of $1,573 and $0)        $ 10,118,560      $ 17,797,571
================================================================================
* January 4, 1999 (Commencement of Operations).
See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO

Financial Highlights

                                                    Class A
                              ------------------------------------------------------------------
                                                                              FOR THE PERIOD
                                                        SIX MONTHS             MARCH 2, 1998
                                                          ENDED                (COMMENCEMENT
                                  APRIL 30, 2000        YEAR ENDED           OF OPERATIONS) TO
                                    (Unaudited)      OCTOBER 31, 1999        OCTOBER 31, 1998
==================================================================================================
Net Asset Value, beginning of period   $6.85               $7.16                    $10.00
--------------------------------------------------------------------------------------------------
Income From Operations:
Net investment loss                   (0.059)             (0.023)                   (0.022)
Net realized and unrealized gain (loss)
  on investments                       0.459              (0.287)                   (2.818)
--------------------------------------------------------------------------------------------------
  Total from operations                0.400              (0.310)                   (2.840)
--------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                     --                  --                        --
Net realized gain on investments          --                  --                        --
--------------------------------------------------------------------------------------------------
  Total distributions                     --                  --                        --
--------------------------------------------------------------------------------------------------
Net Asset Value, end of period         $7.25               $6.85                     $ 7.16
==================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                     $9,996             $17,662                    $33,313
Ratio of expenses to average
  net assets (A)                        1.50%              *1.50%                      1.50%*
Ratio of net investment
  loss to average net assets           (0.02)%*            (0.31)%                    (0.39)%*
Total return                            5.84%**            (4.33)%                   (28.40)%**

Note: If Agents of the Fund had not  voluntarily  waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share        ($0.128)            ($0.058)                   ($0.036)
RATIOS:
Expenses to average net assets (A)      2.95%*              1.97%                      1.74%*
Net investment loss to average
  net assets                           (1.47)%*            (0.79)%                    (0.63)%*
==================================================================================================
  * Annualized
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                                             -------------------
                                                                FOR THE PERIOD
                                                               JANUARY 4, 1999
                                             SIX MONTHS ENDED   (COMMENCEMENT
                                              APRIL 30, 2000  OF OPERATIONS) TO
                                               (Unaudited)     OCTOBER 31, 1999
================================================================================
Net Asset Value, beginning of period               $6.81             $7.48
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                               (0.074)           (0.059)
Net realized and unrealized (gain) loss
  on investments                                   0.434            (0.611)
--------------------------------------------------------------------------------
  Total from operations                            0.360            (0.670)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                 --                --
Net realized gain on investments                      --                --
--------------------------------------------------------------------------------
  Total distributions                                 --                --
--------------------------------------------------------------------------------
Net Asset Value, end of period                     $7.17             $6.81
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                       $122,552          $135,411
Ratio of expenses to average net assets (A)        2.25%*            2.25%*
Ratio of net investment loss to
  average net assets                             (0.77)%          *(1.06)%*
Total return                                       5.29%**         (8.96)%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                   $(0.142)         $ (0.094)
RATIOS:
Expenses to average net assets (A)                 3.70%*            2.72%*
Net investment loss to average net assets        (2.22)%*          (1.54)%*
================================================================================
  * Annualized
 ** Not Annualized
  + The per share amounts were computed using monthly average of shares during the period.
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

#



CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies CitiFunds Small Cap Value Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (19.9% at April 30, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charges, pay a higher ongoing distribution fee than Class A and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor, received $1,569 from sales of Class A and $405 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $17,226,672, of which $7,280,447 will expire on Octo-

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

ber 31, 2006 and $9,946,225 will expire on October 31, 2007. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1999, the Fund reclassified $81,468 to accumulated net investment loss from paid in capital.

   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $16,683, all of which was voluntarily waived for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class Ashares of the Fund. The Service fees for Class A shares amounted to $16,534 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $597 for the six months ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2000, aggregated $105,652 and $8,763,862, respectively.

5. Shares Of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED
                                             APRIL 30, 2000       YEAR ENDED
                                               (Unaudited)     OCTOBER 31, 1999
================================================================================
CLASS A
Shares sold                                       12,308           234,291
Shares repurchased                            (1,210,011)      (2,310,393)
--------------------------------------------------------------------------------
Class A net decrease                          (1,197,703)      (2,076,102)
================================================================================
CLASS B*
Shares sold                                        2,680            20,822
Shares repurchased                                (5,480)            (930)
--------------------------------------------------------------------------------
Class B net increase (decrease)                   (2,800)           19,892
================================================================================
 * January 4, 1999 (Commencement of Operations).

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2000, which amounted to $79,693.

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)


ISSUER                                                 SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 97.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-- 2.2%
--------------------------------------------------------------------------------
Reynolds & Reynolds Co.                                46,500       $  1,104,375
                                                                   -------------
CONSUMER DURABLE GOODS-- 4.4%
--------------------------------------------------------------------------------
D.R. Horton Inc.                                       82,500          1,067,344
Engle Homes Inc.                                       28,200            269,662
Flexsteel Industries Inc.                              27,400            363,050
La-Z-Boy Inc.                                          34,900            547,494
--------------------------------------------------------------------------------
                                                                       2,247,550
                                                                   -------------
CONSUMER NON-DURABLES-- 8.7%
--------------------------------------------------------------------------------
Block Drug Inc.                                         7,500            213,750
Dimon Inc.                                            135,000            320,625
Standard
   Commercial Corp.                                   306,900            939,881
Timberland Co.*                                        10,000            693,750
Tropical Sportswear
   International Corp.*                                45,800            807,225
Wolverine World
   Wide Inc.                                          122,900          1,474,800
                                                                   -------------
                                                                       4,450,031

CONSUMER SERVICES-- 1.8%
--------------------------------------------------------------------------------
Aztar Corp.*                                           75,600            902,475
                                                                   -------------
ELECTRONIC TECHNOLOGY-- 4.2%
--------------------------------------------------------------------------------
Diebold Inc.                                           43,000          1,241,625
ESCO Electronics
   Corp.*                                              30,700            500,794
Spacehab Inc.*                                         76,100            390,013
                                                                   -------------
                                                                       2,132,432
                                                                   -------------
ENERGY MINERALS-- 1.4%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                                      40,600            710,500
                                                                   -------------
Finance-- 18.5%
--------------------------------------------------------------------------------
Acceptance
   Insurance Co.*                                      53,300            236,519
American National
   Insurance Co.                                       27,800          1,435,175
Harleysville
   Group Inc.                                          58,500            939,656
Matrix Bancorp *                                       52,900            396,750
PBOC Holdings Inc.*                                    54,600            477,750
PMI Group Inc.                                         15,850            767,734
Penn-America
   Group Inc.                                          63,300            565,744
Presidential
   Life Corp.                                         148,200          2,359,622

Professionals
   Group Inc.*                                         98,120          1,735,497
Reinsurance Group
   of America Inc.                                      2,600             64,675
Stancorp Financial
   Group Inc.                                          18,900            550,463
                                                                   -------------
                                                                       9,529,585
                                                                   -------------

HEALTH TECHNOLOGY-- 2.8%
--------------------------------------------------------------------------------
SkyePharma PLC                                         12,773            204,368
West Pharmaceutical
   Services Inc.                                       50,800          1,241,425
                                                                   -------------
                                                                       1,445,793
                                                                   -------------
INDUSTRIAL SERVICES-- 9.9%
--------------------------------------------------------------------------------
Atwood
   Oceanics Inc.*                                      16,400            994,250
ENSCO
   International Inc.                                  36,500          1,211,344
R&B Falcon Corp.*                                      53,100          1,101,825
Rowan Companies Inc.*                                  38,400          1,072,800
Santa Fe
   International Corp.                                 19,700            677,188
                                                                   -------------
                                                                       5,057,407
                                                                   -------------

NON-ENERGY MINERALS-- 3.9%
--------------------------------------------------------------------------------
LTV Corp.                                             317,300          1,130,381
Lone Star
   Technologies Inc.*                                  18,800            867,150
                                                                   -------------
                                                                       1,997,531
PROCESS INDUSTRIES-- 4.4%
--------------------------------------------------------------------------------
Lancaster
   Colony Corp.                                        42,000          1,102,500
RPM Inc.                                               77,200            781,650
Tuscarora Inc.                                         30,700            389,506
                                                                   -------------
                                                                       2,273,656
                                                                   -------------
PRODUCER MANUFACTURING-- 23.7%
--------------------------------------------------------------------------------
Baldor Electric Co.                                    40,900            759,206
Circor International Inc.                              21,550            246,478
Commonwealth
   Industries Inc.                                     79,600            597,000
Graco Inc.                                              5,000            169,375
JLG Industries Inc.                                   208,600          1,981,700
Kaydon Corp.                                           40,500            946,688
Myers Industries Inc.                                  85,130          1,191,820
Patrick Industries Inc.                                35,200            261,800
Superior Industries
   International Inc.                                  33,000          1,062,187

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 2000
(Unaudited)


ISSUER                                                 SHARES          VALUE
--------------------------------------------------------------------------------
Teleflex  Inc.                                         37,600     $    1,299,550
Timken Co.                                             91,100          1,685,350
Tower Automotive Inc.*                                 70,800          1,106,250
Watts Industries Inc.                                  51,900            694,163
Woodhead Industries                                     9,800            164,150
                                                                   -------------
                                                                      12,165,717
                                                                   -------------
Retail Trade-- 2.7%
--------------------------------------------------------------------------------
Schultz Sav-O Stores Inc.                              85,550            973,131
Syms Corp.*                                           102,000            408,000
                                                                   -------------
                                                                       1,381,131
TECHNOLOGY SERVICES-- 2.1%
--------------------------------------------------------------------------------
Ultrak Inc.*                                          120,000          1,080,000
                                                                   -------------
TRANSPORTATION-- 6.7%
--------------------------------------------------------------------------------
Atlantic Coast
   Airlines Holdings *                                 25,600            764,800
Kenan Transport Co.                                    55,200          1,104,000
Midwest Express
   Holdings Inc.*                                      21,000            531,562
Motor Cargo
   Industries Inc.*                                    53,100            242,269
Tidewater Inc.                                         26,300            782,425
                                                                   -------------
                                                                       3,425,056
                                                                   -------------
TOTAL COMMON STOCKS
   (Identified Cost
   $59,695,557)                                                       49,903,239
                                                                   -------------



SHORT-TERM OBLIGATIONS-- 1.1%
--------------------------------------------------------------------------------
Federal Home Loan
   Bank Consumer
   Discount Note
   5.50% due 5/01/00                                                     542,000
                                                                   -------------
TOTAL INVESTMENTS
   (Identified Cost
   $60,237,557)                                          98.5%        50,445,239
OTHER ASSETS,
   LESS LIABILITIES                                       1.5%           772,949
                                                        -----      -------------
Net Assets                                              100.0%       $51,218,188
                                                        =====      =============
* Non-income producing
See notes to financial statements

SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $60,237,557)        $50,445,239
Cash                                                                         327
Receivable for investments sold                                          858,339
Dividend and interest receivable                                          27,222
--------------------------------------------------------------------------------
  Total assets                                                        51,331,127
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                          1,535
Payable to affiliates-- Management fees (Note 2)                           7,803
Accrued expenses and other liabilities                                   103,601
--------------------------------------------------------------------------------
  Total liabilities                                                      112,939
--------------------------------------------------------------------------------
NET ASSETS                                                           $51,218,188
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $51,218,188
================================================================================


SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
Dividend income                                    $  455,467
Interest income                                        19,133
--------------------------------------------------------------------------------
                                                                      $  474,600
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              242,696
Audit fees                                             14,645
Legal fees                                              7,317
Custody and fund accounting fees                        6,265
Trustee fees                                            3,505
Other                                                     589
--------------------------------------------------------------------------------
  Total expenses                                                         275,017
--------------------------------------------------------------------------------
Net investment income                                                    199,583
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized appreciation of investments              4,656,122
Net realized loss from investment transactions     (1,359,626)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        3,296,496

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,496,079
================================================================================
See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
                                               APRIL 30, 2000     YEAR ENDED
                                                 (Unaudited)   OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                         $     199,583    $     408,347
Net realized loss on investment transactions     (1,359,626)     (32,586,180)
Unrealized appreciation of investments            4,656,122       30,267,299
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 3,496,079       (1,910,534)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         436,610       11,738,321
Value of withdrawals                            (37,141,916)     (96,265,899)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                     (36,705,306)     (84,527,578)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS:                     (33,209,227)     (86,438,112)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              84,427,415      170,865,527
--------------------------------------------------------------------------------
End of period                                  $ 51,218,188     $ 84,427,415
================================================================================

SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                              SIX MONTHS ENDED
                                               APRIL 30, 2000      YEAR ENDED
                                                 (Unaudited)    OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)             $51,218        $84,427
Ratio of expenses to average net assets                 0.85%*          0.86%
Ratio of net investment income
  to average net assets                                 0.62%*          0.31%

Portfolio Turnover                                         7%             37%
================================================================================
* Annualized

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

  B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

  C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

  D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

  E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve

SMALL CAP VALUE PORTFOLIO
Notes to Financial Statements (Unaudited)

   Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, LLC ("the Subadviser"). Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank, amounted to $63,789 for the six months ended April 30, 2000. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

   The management fees paid to the Subadviser amounted to $178,907 for the six months ended April 30, 2000.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $4,187,802 and $39,996,184 respectively, for the six months ended April 30, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 60,237,557
================================================================================
Gross unrealized appreciation                                      $  7,058,767
Gross unrealized depreciation                                       (16,851,085)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (9,792,318)
================================================================================

SMALL CAP VALUE PORTFOLIO
Notes to Financial Statements (Unaudited) (Continued)


5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $94. Since the line of credit was established, there have been no borrowings.

              THE CITIFUNDS FAMILY


              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Small Cap Value Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Small Cap Value Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Small Cap Value Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp         [GRAPHIC] Printed on recycled paper         CFS/SCV/400

                                    CITIFUNDS(SM)
                                   --------------------------
GROWTH & INCOME
PORTFOLIO

SEMI-ANNUAL REPORT
APRIL 30, 2000



   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6

CITIFUNDS GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments                                                      15
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

During the six months ended April 30, 2000, the U.S. stock and bond markets have been highly challenging and volatile for almost all types of investments. A strengthening global economy, rising interest rates and shifting investor sentiment have created wide fluctuations in the prices of many stocks and bonds. In the U.S., robust economic growth and inflation fears caused the Federal Reserve Board (the "Fed") to raise key short-term interest rates three times during the six months ended April 30, 2000. When added to the two rate hikes implemented before the current reporting period began, the Fed has raised interest rates a total of 1.25 percentage points since last summer.

In this environment, the CitiFunds' subadviser, SSB Citi Fund Management LLC, continued to manage CitiFunds(SM) Growth & Income Portfolio with the goal of achieving its investment objective: providing long-term capital growth and current income.

This report reviews the Fund's investment activities and performance during the period and provides a summary of Citibank's perspective on and outlook for the value-oriented sector of the U.S. stock market. Thank you for your continued confidence and participation in these challenging times.

Sincerely,


/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   BY MOST MEASURES, PRICES OF DIVIDEND-PAYING, VALUE-ORIENTED STOCKS ENDED THE SIX-MONTH REPORTING PERIOD NEAR WHERE THEY BEGAN and the U.S. stock market experienced high levels of day-to-day volatility. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good long-term business practices. Volatility describes a market characterized by rapid and extreme fluctuations within a short time period.) In the view of management, this higher volatility was caused primarily by a dramatic change in investor sentiment that occurred after the start of 2000.

   Throughout 1999, and especially during November and December, value-oriented stocks were virtually ignored by most investors and continued to provide lackluster performance. In contrast, growth stocks went up dramatically during November and December, primarily because of growing optimism regarding the beneficial effects of new information technologies and its potentially beneficial impact on global businesses.

   Many investors flocked to speculative technology companies that they believed had the greatest future growth potential and prices seemed to be less of a factor in their investment decisions.

   During the first four months of 2000, however, long-standing market trends began to reverse, suggesting that some global investors were rediscovering the long-neglected, dividend-paying sectors of the U.S. stock market. Positive expectations regarding the information revolution dissipated when evidence of renewed inflationary pressures appeared, triggering a decline in growth stocks of all company sizes. In fact, between mid-March and the end of April, the market experienced a substantial correction. The tech-laden NASDAQ Composite Index* fell more than 35%, including a single-day drop of 10% on April 14, 2000. Shares of blue-chip companies, popularly defined as the "Old Economy", declined less severely, with the Standard & Poor's 500 Index ("S&P 500")** generating a return of 7.18% for the six-month period ended April 30, 2000. As a result, many value stocks only modestly underperformed growth stocks during January through April 2000, and many long-ignored stocks began to rally strongly.

   FACED WITH THESE TURBULENT MARKET CONDITIONS, CITIFUNDSSM GROWTH & INCOME PORTFOLIO CONTINUED TO ADHERE TO ITS LONG-TERM STRATEGY OF INVESTING IN HIGH-QUALITY, LARGE-CAPITALIZATION COMPANIES DEEMED TO BE UNDERVALUED RELATIVE TO THEIR FUTURE PROSPECTS. Management searches for such values one company at a time, assessing the merits of each opportunity individually rather than based on an analysis of market-wide or macroeconomic trends.

 * The NASDAQ Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

** The S&P 500 is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

   Consistent with their approach, management avoided the speculative high-flyers that most investors associate with the Internet. INSTEAD, THE INVESTMENT TEAM CONTINUED TO FOCUS ON LARGE CAP, MULTINATIONAL COMPANIES THAT THEY DEEMED POSSESSED HIGH-QUALITY BUSINESSES NOT REFLECTED IN THEIR STOCK PRICES, AND THAT WERE AT LEAST LESS LIKELY TO BE AFFECTED BY CURRENT MARKET VOLATILITY. Management found such opportunities primarily in large, well-established "Old Economy" companies that were, in their view, aggressively adopting the technologies needed to expand their businesses while still managing existing franchises.

   Looking ahead, the investment team expects the emergence of promising online markets for chemicals, industrial goods and other commodity-like products, which should be particularly beneficial for companies in the basic materials and capital goods industries. Although the prospects of the Fund's basic materials and capital goods holdings have not been reflected in their stock prices, the Fund positively benefited from competitive results achieved by other industry groups during the period, including natural gas producers, money-center banks and brokerage firms.

   In the financial services sector, the Fund's managers have focused primarily on businesses with coherent strategies for targeting "New Economy" industries. These companies include financial institutions that provide capital to fast-growing technology, media and communications companies.

   ALTHOUGH NO ASSURANCES CAN BE MADE, THE FUND'S MANAGEMENT TEAM CONTINUES TO BELIEVE THAT STRENGTHENING GLOBAL DEMAND SHOULD ULTIMATELY BENEFIT THE FUND'S PORTFOLIO. In management's view, the recent correction of technology stocks is evidence that many investors are returning to a more "rational" approach to investing where financial fundamentals and valuations matter. While there is no way to predict whether this encouraging development will persist, management believes that this new trend may be positive for select value-oriented stocks over time.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth and current income.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid quarterly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 2, 1998                            Distributed annually, if any

NET ASSETS AS OF 4/30/00                 BENCHMARKS
Class A shares                           o Standard & Poor's Barra Value Index*
$25.3 million                            o Lipper Growth & Income
Class B shares                              Funds Average**
$740,318

* The Standard & Poor's 500 Index ("S&P500") is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The Standard & Poor's Barra Value Index represents the value stocks in the S&P 500.

** The Lipper Growth &Income Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

PORTFOLIO HIGHLIGHTS
================================================================================
TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 2000
COMPANY, INDUSTRY                                                % OF NET ASSETS
 Exxon Corp., Energy                                                       3.56%
--------------------------------------------------------------------------------
 Kimberly-Clark Corp., Consumer Staples                                    3.41%
--------------------------------------------------------------------------------
 Marsh & McLennan Companies, Inc., Finance                                 3.38%
--------------------------------------------------------------------------------
 PepsiCo, Inc., Consumer Staples                                           3.31%
--------------------------------------------------------------------------------
 Williams Companies Inc., Utilities                                        3.31%
--------------------------------------------------------------------------------
 BP Amoco plc ADR, Energy                                                  3.26%
--------------------------------------------------------------------------------
 Mellon Bank Corp., Finance                                                3.23%
--------------------------------------------------------------------------------
 Chevron Corp., Energy                                                     3.19%
--------------------------------------------------------------------------------
 SBC Communications, Inc., Communication Equipment & Services              3.16%
--------------------------------------------------------------------------------
 AT&T Corp., Communication Equipment & Services                            3.13%
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 2000

Transportation ................................   2%
Raw & Intermediate Materials ..................   8%
*Short-term ...................................   1%
Fnance ........................................  20%
Capital Goods .................................   9%
Energy ........................................  15%
Consumer ......................................   9%
Communication Equipment & Services ............  14%
Utilities .....................................   9%
Technology ....................................   4%
Healthcare ....................................   9%

*Includes cash and net other assets

FUND PERFORMANCE

TOTAL RETURNS

                                                                         SINCE
                                                   SIX         ONE      3/2/98
ALL PERIODS ENDED APRIL 30, 2000                 MONTH**      YEAR    (INCEPTION)*
================================================================================
CitiFunds Growth & Income Portfolio (Class A)
   without sales charge                           (2.46)%    (7.52)%     1.36%
Lipper Growth & Income Funds Average               6.41%      5.72%      9.82%+
S&P Barra Value Index                              2.70%      0.46%      9.24%+
CitiFunds Growth & Income Portfolio (Class A)
   with a maximum sales charge of 5.00%           (7.34)%   (12.15)%    (1.01)%
CitiFunds Growth & Income Portfolio (Class B)
   without deferred sales charge                  (2.87)%    (8.12)%     2.27%#
Lipper Growth & Income Funds Average               6.41%      5.72%     10.06%++
S&P Barra Value Index                              2.70%      0.46%      9.04%++
CitiFunds Growth & Income Portfolio (Class B)
   with a maximum deferred sales charge of 5.00%  (7.73)%   (12.71)%    (1.63)%#

  *Average Annual Total Return
 **Not Annualized
  +From 2/28/98
 ++From 12/31/98
  #Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have declined to $9,782 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Figures below represent line chart in printed piece.]

                  CitiFunds             Lipper              S&P Barra
              Growth & Income       Growth & Income           Value
            Portfolio (Class A)      Funds Average            Index

2/28/98              9500                 10000                10000
3/31/98              9956                 10441                10507
4/30/98              9985                 10513                10631
5/31/98              9624                 10294                10481
6/30/98              9624                 10468                10561
7/31/98              9158                 10197                10327
8/31/98              7665                 8702                 8667
9/30/98              7997                 9163                 9195
10/31/98             8749                 9827                 9915
11/30/98             9035                 10325                10432
12/31/98             9371                 10786                10798
1/31/99              9629                 10963                11016
2/28/99              9409                 10626                10779
3/31/99              9670                 10972                11106
4/30/99              10578                11621                12063
5/31/99              10636                11471                11850
6/30/99              10897                11968                12305
7/31/99              10466                11623                11927
8/31/99              10083                11381                11623
9/30/99              9616                 11017                11168
10/31/99             10029                11515                11799
11/30/99             9828                 11672                11730
12/31/99             9806                 12203                12170
1/31/00              9690                 11694                11783
2/29/00              8889                 11446                11047
3/31/00              10005                12477                12199
4/30/00              9782                 12253                12117

The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000 (Unaudited)
================================================================================
ASSETS:
Investment in Large Cap Value Portfolio, at value (Note 1A)         $26,339,901
Receivable for shares of beneficial interest sold                           641
--------------------------------------------------------------------------------
  Total assets                                                       26,340,542
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   298,665
Accrued expenses and other liabilities                                   38,821
--------------------------------------------------------------------------------
  Total liabilities                                                     337,486
--------------------------------------------------------------------------------
NET ASSETS                                                          $26,003,056
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                      28,343,337
Unrealized depreciation                                              (2,587,591)
Accumulated net realized gain                                           243,394
Undistributed net investment income                                       3,916
--------------------------------------------------------------------------------
  Total                                                             $26,003,056
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($25,262,738/2,499,916 shares outstanding)     $10.11
Offering price per share ($10.11 / O 0.95)                               $10.64*
================================================================================

CLASS B SHARES:
Net Asset Value per share and offering price
  ($740,318/73,276 shares outstanding)                                   $10.10**
================================================================================

 * Based upon single purchases of less than $25,000.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Large Cap Value Portfolio    $    395,280
Interest Income from Large Cap Value Portfolio           2,089
Allocated Expenses from Large Cap Value Portfolio     (134,670)
--------------------------------------------------------------------------------
                                                                       $262,699
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                35,647
Service fees Class A (Note 3)                           43,555
Service fees Class B (Note 3)                            4,015
Transfer agent fees                                     33,912
Legal fees                                              24,742
Custody and fund accounting fees                        13,513
Shareholder reports                                     10,567
Audit fees                                               8,060
Trustees fees                                            2,737
Other                                                   24,771
--------------------------------------------------------------------------------
  Total expenses                                       201,519
Less expenses assumed by the Sub-Administrator (Note 6)(65,880)
Less aggregate amounts waived by the Manager (Note 2)  (35,647)
--------------------------------------------------------------------------------
  Net expenses                                                          99,992
--------------------------------------------------------------------------------
Net investment income                                                  162,707
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
Net realized gain from Large Cap Value Portfolio       335,164
Unrealized depreciation                             (2,020,306)
--------------------------------------------------------------------------------
  Net realized and unrealized loss from
    Large Cap Value Portfolio                                        (1,685,142)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,522,435)
================================================================================
See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS
                                               ENDED
                                          APRIL 30, 2000         YEAR ENDED
                                            (UNAUDITED)       OCTOBER 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                      $ 162,707            $   397,839
Net realized gain                            335,164              4,342,840
Unrealized appreciation (depreciation)    (2,020,306)             4,434,853
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                         (1,522,435)             9,175,532
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A               (174,374)              (541,997)
In excess of net investment income Class B                           (2,178)
Net realized gain Class A                    (80,549)                    --
Net realized gain Class B                     (1,692)                    --
--------------------------------------------------------------------------------
Decrease in net assets from distributions
  to shareholders                           (256,615)              (544,175)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
CLASS A
Net proceeds from sale of shares             544,970              9,244,494
Net asset value of shares issued to shareholders
  from reinvestment of distributions         254,923                541,997
Cost of shares repurchased               (21,239,993)           (41,482,656)
--------------------------------------------------------------------------------
  Total Class A                          (20,440,100)           (31,696,165)
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares             126,107              1,089,411
Net asset value of shares issued to shareholders
  from reinvestment of distributions           1,617                  2,100
Cost of shares repurchased                  (224,216)              (168,557)
--------------------------------------------------------------------------------
  Total Class B                              (96,492)               922,954
--------------------------------------------------------------------------------
Net decrease in net assets from
  transactions in shares of
   beneficial interest                   (20,536,592)           (30,773,211)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS               (22,315,642)           (22,141,854)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                       48,318,698             70,460,552
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $3,916
  and $15,583, respectively)            $ 26,003,056           $ 48,318,698
================================================================================

* January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               Class A
                                   ----------------------------------------------------------------
                                                                                 FOR THE PERIOD
                                    SIX MONTHS                                    MARCH 2, 1998
                                       ENDED                                      (COMMENCEMENT
                                  APRIL  30,  2000          YEAR  ENDED           OF  OPERATIONS)
                                    (UNAUDITED)         OCTOBER  31,  1999      TO  OCTOBER 31, 1998
======================================================================================================
Net Asset Value, beginning of period  $10.44                 $9.19                  $10.00
------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                  0.028                 0.068+                  0.041
Net realized and unrealized gain (loss)
  on investments                      (0.312)                1.276                  (0.831)
------------------------------------------------------------------------------------------------------
  Total from operations               (0.284)                1.344                  (0.790)
------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                 (0.026)               (0.094)                 (0.020)
Net realized gain on investments      (0.020)                   --                      --
------------------------------------------------------------------------------------------------------
  Total distributions                 (0.046)               (0.094)                 (0.020)
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period        $10.11                $10.44                   $9.19
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                    $25,263               $47,451                $70,461
Ratio of expenses to
  average net assets (A)               1.30%*                1.30%                   1.30%*
Ratio of net investment income to
  average net assets                   0.93%*                0.67%                   0.68%*
Total return                         (2.46)%**              14.63%                 (7.90)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income per share      $(0.017)               $0.054                 $0.030
RATIOS:
Expenses to average net assets (A)     1.86%*                1.45%                  1.47%*
Net investment income to
  average net assets                   0.37%*                0.52%                  0.51%*
======================================================================================================

  * Annualized.
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of Growth & Income Portfolio and Large Cap Value Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                       CLASS B
                                        ----------------------------------------
                                         SIX MONTHS          JANUARY 4, 1999
                                            ENDED           (COMMENCEMENT OF
                                       APRIL 30, 2000        OPERATIONS) TO
                                         (Unaudited)        OCTOBER 31, 1999
--------------------------------------------------------------------------------
Net Asset Value, beginning of period       $10.42                $9.87
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)               (0.005)              (0.003)
Net realized and unrealized gain (loss)
  on investments                           (0.295)               0.601
--------------------------------------------------------------------------------
  Total from operations                    (0.300)               0.598
--------------------------------------------------------------------------------
Less Distributions From:
In excess of net income                        --               (0.048)
Net realized gain on investments           (0.020)                  --
--------------------------------------------------------------------------------
  Total distributions                      (0.020)              (0.048)
--------------------------------------------------------------------------------
Net Asset Value, end of period             $10.10               $10.42
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)    $740                 $868
Ratio of expenses to average net assets (A) 2.05%*               2.05%*
Ratio of net investment income (loss)
  to average net assets                     0.18%*             (0.09)%*
Total return                              (2.87)%**              6.05%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share             $(0.044)             $(0.019)
RATIOS:
Expenses to average net assets              2.61%*               2.20%*
Net investment income (loss) to
  average net assets                      (0.38)%*             (0.23)%*
================================================================================
  * Annualized.
 ** Not Annualized.
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of Growth & Income Portfolio and Large Cap Value Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invested all of its investable assets in Growth & Income Portfolio until July 31, 1999. On August 1, 1999 the Fund invested all of its investable assets in Large Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 13.7% at April 30, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge, effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor received $5,304 from sales of Class A and $2,183 in deferred sales charges from redemptions of Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Fund's average daily net assets. The management fee amounted to $35,647, all of which was voluntarily waived for the six months ended April 30, 2000. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $43,555 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

shares of the Fund. The Service fees for Class B shares amounted to $4,015 for the period ended April 30, 2000. These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2000 aggregated $756,606 and $21,593,333, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS
                                              ENDED
                                         APRIL 30, 2000           YEAR ENDED
                                           (UNAUDITED)         OCTOBER 31, 1999
================================================================================
CLASS A:
Shares sold                                   54,046                864,186
Shares issued to shareholders from
  reinvestment of distributions               25,813                 52,628
Shares repurchased                        (2,126,301)            (4,036,505)
--------------------------------------------------------------------------------
Net increase (decrease)                   (2,046,442)            (3,119,691)
--------------------------------------------------------------------------------
CLASS B*:
Shares sold                                   12,529                 98,965
Shares issued to shareholders from
  reinvestment of distributions                  164                    194
Shares repurchased                           (22,706)               (15,870)
--------------------------------------------------------------------------------
Net increase (decrease)                      (10,013)                83,289
================================================================================
* January 4, 1999 (Commencement of Operations)

6. ASSUMPTION OF EXPENSE CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 2000, which amounted to $65,880.

LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         April 30, 2000
(Unaudited)


ISSUER                         SHARES                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-- 99.6%
--------------------------------------------------------------------------------
CAPITAL GOODS-- 9.5%
--------------------------------------------------------------------------------
Emerson Electronics Co.          89,025          $ 4,885,247
General Electric Co.             24,725            3,888,006
Honeywell, Inc.                  90,275            5,055,400
United Technologies Corp.        69,940            4,349,394
                                               -------------
                                                  18,178,047
                                               -------------
COMMUNICATION
  EQUIPMENT & SERVICES-- 13.8%
--------------------------------------------------------------------------------
AT&T Corp.                      128,600            6,004,013
Alltel Corp.                     47,500            3,164,688
Bell Atlantic Corp.              55,900            3,312,075
Bellsouth Corp.                  76,000            3,700,250
SBC Communications, Inc.        138,500            6,068,030
Sprint Corp.                     70,000            4,305,000
                                               -------------
                                                  26,554,056
                                               -------------
CONSUMER CYCLICALS-- 2.4%
--------------------------------------------------------------------------------
McGraw Hill
  Companies, Inc.                89,000            4,672,500
                                               -------------
CONSUMER STAPLES-- 6.7%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.            112,775            6,547,998
PepsiCo, Inc.                   173,125            6,351,523
                                               -------------
                                                  12,899,521
                                               -------------
ENERGY-- 14.8%
--------------------------------------------------------------------------------
BP Amoco plc, ADR               122,700            6,257,700
Chevron Corp.                    72,000            6,129,000
Conoco Inc., Class A            154,300            3,674,269
El Paso Energy Corp.             50,000            2,125,000
Exxon Corp.                      87,900            6,828,731
Halliburton Co.                  74,200            3,278,713
                                               -------------
                                                  28,293,413
                                               -------------
FINANCE-- 20.5%
--------------------------------------------------------------------------------
Bank of America Corp.           106,400            5,213,600
Chase Manhattan Corp.            73,500            5,296,594
Chubb Corp.                      89,000            5,662,625
Hartford Financial
  Services Group                111,800            5,834,563
Marsh & McLennan
  Companies, Inc.                65,875            6,492,805
Mellon Bank Corp.               192,900            6,196,913
Merrill Lynch & Co, Inc.         44,900            4,576,992
                                               -------------
                                                  39,274,092
                                               -------------
HEALTHCARE-- 8.6%
--------------------------------------------------------------------------------
American Home

  Products Corp.                 97,900            5,500,756
Bristol-Myers Squibb Co.         96,250            5,047,109
Pharmacia & Upjohn, Inc.        120,000            5,992,500
                                               -------------
                                                  16,540,365
                                               -------------
RAW & INTERMEDIATE MATERIALS-- 8.2%
--------------------------------------------------------------------------------
Alcoa Inc.                       76,700            4,975,912
Dow Chemical Co.                 29,675            3,353,275
E. I. du Pont de
  Nemours & Co.                  60,918            2,889,798
International Paper Co.         123,650            4,544,138
                                               -------------
                                                  15,763,123
                                               -------------
TECHNOLOGY-- 4.2%
--------------------------------------------------------------------------------
Pitney Bowes Inc.               138,500            5,661,188
Xerox Corp.                      92,000            2,432,250
                                               -------------
                                                   8,093,438
                                               -------------
TRANSPORTATION-- 1.7%
--------------------------------------------------------------------------------
Union Pacific Corp.              79,140            3,333,773
                                               -------------
UTILITIES-- 9.2%
--------------------------------------------------------------------------------
Duke Energy Co                  100,005            5,750,288
Unicom Corp.                    138,100            5,489,475
Williams Companies Inc.         170,350            6,356,184
                                               -------------
                                                  17,595,947
                                               -------------
TOTAL INVESTMENTS
    (Identified Cost

  $201,471,830)                    99.6%         191,198,275
OTHER ASSETS,
  LESS LIABILITIES                  0.4%             706,510
                                   ----        -------------
 NET ASSETS                         100%        $191,904,785
                                   ====        =============
ADR's-- American Depositary Receipts
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2000 (Unaudited)

================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $201,471,830)      $191,198,275
Cash                                                                     681,273
Dividends receivable                                                     349,102
--------------------------------------------------------------------------------
  Total assets                                                       192,228,650
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-- Management fees (Note 2)                          99,610
Accrued expenses and other liabilities                                   224,255
--------------------------------------------------------------------------------
  Total liabilities                                                      323,865
--------------------------------------------------------------------------------
NET ASSETS                                                          $191,904,785
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $191,904,785
================================================================================


LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign
  Withholding tax of $8,267)                       $2,529,075
Interest income                                        12,383
--------------------------------------------------------------------------------
                                                                    $ 2,541,458
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              696,966
Custody and fund accounting fees                      122,678
Audit fees                                             21,700
Legal fees                                             20,048
Trustees fees                                           8,239
Other                                                   1,132
--------------------------------------------------------------------------------
  Total expenses                                                        870,763
--------------------------------------------------------------------------------
Net investment income                                                 1,670,695
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net unrealized depreciation of investments        (11,015,119)
Net realized gain from investment transactions      2,643,058
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                  (8,372,061)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(6,701,366)
================================================================================
See notes to financial statements

LARGE CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                      ENDED
                                                 APRIL 30, 2000   YEAR ENDED
                                                   (Unaudited)  OCTOBER 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                            $   1,670,695    $ 2,045,703
Net realized gain (loss)
  on investment transactions                         2,643,058     (9,875,483)
Net unrealized appreciation
  (depreciation) of investments                    (11,015,119)     2,601,041
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                   (6,701,366)    (5,228,739)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                 9,165,472    249,127,874
Value of withdrawals                               (86,378,409)   (97,340,274)
--------------------------------------------------------------------------------
Net increase(decrease) in net assets
  from capital transactions                        (77,212,937)   151,787,600
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)IN NET ASSETS:              (83,914,303)   146,558,861
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                275,819,088    129,260,227
--------------------------------------------------------------------------------
End of period                                     $191,904,785   $275,819,088
================================================================================


LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                         FOR THE PERIOD
                                   SIX MONTHS                             NOVEMBER 1, 1997
                                      ENDED                               (COMMENCEMENT
                                 APRIL 30,  2000      YEAR  ENDED       OF  OPERATIONS) TO
                                   (UNAUDITED)      OCTOBER 31, 1999     OCTOBER 31, 1998
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                      $191,905         $275,819        $129,260
Ratio of expenses to average net assets    0.75%*           0.75%           0.78%
Ratio of net investment income to
  average net assets                       1.43%*           1.34%           1.20%
Portfolio turnover                            8%              74%             61%
---------------------------------------------------------------------------------------------

* Annualized.

See notes to financial statements

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Value Portfolio (the "Portfolio"), a separate series of Asset Allocation Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On August 1, 1999, Growth & Income Portfolio and Balanced Portfolio transferred all or a portion of their investable assets in the amounts of $83,477,271 and $142,169,402 including $783,244 and $4,538,654, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the Year Ended October 31, 1999 "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale price are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to SSBCiti Fund Management LLC (the "Subadviser"), an affiliate of Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The management fees paid to Citibank amounted to $314,240 for the six months ended April 30, 2000. Citibank management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets less the aggregate amount payable by the Portfolio's Trust pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fee, which is accrued daily and payable monthly and is at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadvisers. SSB Citi Fund Management LLC, the fee structure is: 0.65% on the first $10 million; 0.50% on the next $10 million; 0.40% on the next $10 million; and 0.30% on assets in excess of $30 million. The fees paid to the Subadvisers amounted to $382,726 for SSB Citi Fund Management LLC for the six months ended April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $19,155,624   and   $91,620,395,
respectively, for the six months ended April 30, 2000.

LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $ 201,471,830
================================================================================
Gross unrealized appreciation                                     $   9,614,584
Gross unrealized depreciation                                       (19,888,139)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $ (10,273,555)
================================================================================
5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 2000, the commitment fee allocated to the Portfolio was $338. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT MANAGER
*** TRUSTEE EMERITUS

INVESTMENT MANAGER
(of Large Cap Value Portfolio)
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY


              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Growth & Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Growth & Income Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Growth &Income Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money. Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp        [GRAPHIC] Printed on recycled paper           CFS/GI/400